UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 94.27%

ARGENTINA — 0.52%
YPF SA
8.50%, 07/28/25[b]	$75	$69,797
8.75%, 04/04/24[b]	15	14,365
8.88%, 12/19/18[b]	35	35,700

		119,862
BRAZIL — 11.54%
Banco Bradesco SA/Cayman Islands
5.90%, 01/16/21[b]	100	98,575
6.75%, 09/29/19[b]	100	103,750
Banco do Brasil SA
5.88%, 01/19/23[b]	200	167,440
Caixa Economica Federal
2.38%, 11/06/17[b]	150	141,375
Centrais Eletricas Brasileiras SA
6.88%, 07/30/19[b]	100	89,225
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	100	93,750
Gerdau Trade Inc.
5.75%, 01/30/21[b]	100	77,500
GTL Trade Finance Inc.
5.89%, 04/29/24 (Call 01/29/24)[b]	150	101,775
Itau Unibanco Holding SA/Cayman Island
5.13%, 05/13/23[b]	200	174,900
6.20%, 04/15/20[b]	100	100,275
JBS Investments GmbH
7.25%, 04/03/24 (Call 04/03/19)[b]	200	161,440
Marfrig Overseas Ltd.
9.50%, 05/04/20 (Call 02/29/16)[b]	100	97,250
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/22 (Call 06/30/20)[b]	159	57,085
Petrobras Global Finance BV
3.00%, 01/15/19	50	38,000
4.38%, 05/20/23	150	98,804
4.88%, 03/17/20	95	71,606
5.38%, 01/27/21	200	150,250
5.63%, 05/20/43	50	30,125
5.75%, 01/20/20	100	78,595
6.85%, 06/05/49	100	63,250
6.88%, 01/20/40	75	47,509
7.25%, 03/17/44	50	32,750
7.88%, 03/15/19	100	85,840

Security	Principal (000s)	Value

Petrobras International Finance Co. SA
5.88%, 03/01/18	$100	$87,202
6.75%, 01/27/41	75	47,134
Samarco Mineracao SA
4.13%, 11/01/22[b]	200	83,940
Telemar Norte Leste SA
5.50%, 10/23/20[b]	100	53,500
Vale Overseas Ltd.
4.63%, 09/15/20[c]	75	59,906
6.88%, 11/21/36	100	63,098
6.88%, 11/10/39	80	50,000
8.25%, 01/17/34	25	18,125
Vale SA
5.63%, 09/11/42[c]	75	44,427

		2,668,401
CHILE — 4.22%
Banco del Estado de Chile
4.13%, 10/07/20[b]	150	156,381
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	37	37,381
Cencosud SA
5.50%, 01/20/21[b]	150	151,564
Corp. Nacional del Cobre de Chile
3.00%, 07/17/22[b]	200	184,781
4.25%, 07/17/42[b]	200	152,887
Empresa Nacional de Telecomunicaciones SA
4.88%, 10/30/24[b]	200	192,650
Empresa Nacional del Petroleo
4.75%, 12/06/21[b]	100	100,537

		976,181
CHINA — 10.71%
Agile Property Holdings Ltd.
8.88%, 04/28/17 (Call 02/29/16)[b]	100	101,000
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (Call 08/28/24)	200	193,109
Baidu Inc.
2.25%, 11/28/17	200	200,803
Bank of Communications Co. Ltd.
4.50%, 10/03/24 (Call 10/03/19)[b,d]	200	204,966
China Overseas Finance II Ltd.
5.50%, 11/10/20[b]	100	108,993
CITIC Ltd.
6.63%, 04/15/21[b]	100	115,048

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value

CNOOC Finance 2012 Ltd.
5.00%, 05/02/42[b]	$200	$210,516
Country Garden Holdings Co. Ltd.
7.50%, 03/09/20 (Call 03/09/18)[b]	200	207,818
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 10/30/16)[b]	200	197,500
Sino-Ocean Land Treasure Finance I Ltd.
4.63%, 07/30/19[b]	200	202,533
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	100	105,722
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[b]	200	209,071
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24[b]	200	216,202
Tencent Holdings Ltd.
3.38%, 05/02/19[b]	200	204,547

		2,477,828
COLOMBIA — 2.63%
Bancolombia SA
5.13%, 09/11/22	50	47,875
6.13%, 07/26/20	75	76,875
Ecopetrol SA
4.13%, 01/16/25	100	76,000
5.88%, 09/18/23	100	87,970
5.88%, 05/28/45	50	34,610
7.38%, 09/18/43	50	38,438
7.63%, 07/23/19	50	51,812
Grupo Aval Ltd.
4.75%, 09/26/22[b]	200	181,440
Pacific Exploration and Production Corp.
5.38%, 01/26/19 (Call 01/26/17)[b,e]	100	12,750

		607,770
HONG KONG — 4.17%
Bank of China Hong Kong Ltd.
5.55%, 02/11/20[b]	100	109,508
Bank of East Asia Ltd. (The)
6.38%, 05/04/22 (Call 05/04/17)[b,d]	200	208,367
Hongkong Land Finance (Cayman Island) Co. Ltd. (The)
4.50%, 10/07/25	100	108,709

Security	Principal (000s)	Value

Hutchison Whampoa International 09 Ltd.
7.63%, 04/09/19[b]	$100	$116,308
Hutchison Whampoa International 14 Ltd.
3.63%, 10/31/24[b]	200	201,867
Li & Fung Ltd.
5.25%, 05/13/20[b]	100	109,349
Swire Pacific MTN Financing Ltd.
5.50%, 08/19/19[b]	100	110,225

		964,333
INDIA — 5.94%
Bharti Airtel International Netherlands BV
5.13%, 03/11/23[b]	200	205,700
Export-Import Bank of India
4.00%, 01/14/23[b]	200	203,853
ICICI Bank Ltd.
6.38%, 04/30/22 (Call 04/30/17)[b,d]	100	100,765
ICICI Bank Ltd./Hong Kong
5.75%, 11/16/20[b]	100	111,886
ONGC Videsh Ltd.
4.63%, 07/15/24[b]	200	201,441
Reliance Holdings USA Inc.
5.40%, 02/14/22[b]	250	274,812
State Bank of India/London
3.62%, 04/17/19[b]	200	204,995
Vedanta Resources PLC
9.50%, 07/18/18[b]	100	71,034

		1,374,486
INDONESIA — 2.15%
Majapahit Holding BV
7.75%, 01/20/20[b]	120	133,920
7.88%, 06/29/37[b]	25	26,775
Pertamina Persero PT
4.30%, 05/20/23[b]	200	180,797
5.63%, 05/20/43[b]	200	155,837

		497,329
ISRAEL — 0.99%
Israel Electric Corp. Ltd.
6.88%, 06/21/23[b]	200	229,548

		229,548

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value

JAMAICA — 0.70%
Digicel Group Ltd.
8.25%, 09/30/20 (Call 09/30/16)[b]	$200	$161,775

		161,775
KAZAKHSTAN — 1.57%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[b]	200	172,040
Kazakhstan Temir Zholy Finance BV
6.38%, 10/06/20[b]	200	191,900

		363,940
MALAYSIA — 1.32%
Petronas Capital Ltd.
3.50%, 03/18/25[b]	200	196,485
5.25%, 08/12/19[b]	100	108,798

		305,283
MEXICO — 10.75%
America Movil SAB de CV
5.00%, 03/30/20	100	109,469
5.63%, 11/15/17	100	106,347
6.13%, 03/30/40	100	108,786
6.38%, 03/01/35	100	112,345
Banco Santander Mexico SA
5.95%, 01/30/24 (Call 01/30/19)[b,d]	200	201,100
BBVA Bancomer SA/Texas
6.75%, 09/30/22[b]	150	161,475
Cemex Finance LLC
6.00%, 04/01/24 (Call 04/01/19)[b]	200	171,000
Coca-Cola FEMSA SAB de CV
3.88%, 11/26/23	150	154,476
Comision Federal de Electricidad
4.88%, 01/15/24[b]	200	199,000
Empresas ICA SAB de CV
8.90%, 02/04/21 (Call 02/29/16)[b,e]	50	9,250
Grupo Bimbo SAB de CV
4.50%, 01/25/22[b]	100	103,493
Grupo Televisa SAB
6.63%, 01/15/40	106	109,091
Petroleos Mexicanos
3.50%, 07/18/18	100	98,000
3.50%, 01/30/23	75	63,938
4.88%, 01/24/22	75	70,312
4.88%, 01/18/24	40	36,178
5.50%, 01/21/21	75	73,781

Security	Principal (000s)	Value

5.50%, 06/27/44	$60	$45,228
5.63%, 01/23/46[b]	150	115,500
5.75%, 03/01/18	100	102,130
6.38%, 01/23/45	100	84,375
6.50%, 06/02/41	90	76,680
6.63%, 06/15/35	100	88,521
6.63%, 06/15/38	25	21,625
8.00%, 05/03/19	60	64,470

		2,486,570
MOROCCO — 0.86%
OCP SA
5.63%, 04/25/24[b]	200	198,864

		198,864
PERU — 2.03%
Banco de Credito del Peru/Panama
5.38%, 09/16/20[b]	100	106,875
Corp. Financiera de Desarrollo SA
4.75%, 07/15/25[b]	200	194,680
Southern Copper Corp.
5.88%, 04/23/45	100	76,798
7.50%, 07/27/35	100	91,749

		470,102
PHILIPPINES — 0.56%
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[b]	100	129,515

		129,515
QATAR — 2.71%
CBQ Finance Ltd.
7.50%, 11/18/19[b]	100	112,570
Ooredoo International Finance Ltd.
5.00%, 10/19/25[b]	200	208,500
Qatari Diar Finance QSC
5.00%, 07/21/20[b]	100	108,120
QNB Finance Ltd.
2.13%, 02/14/18[b]	200	198,000

		627,190
RUSSIA — 10.40%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.70%, 08/07/18[b]	100	109,371
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.88%, 09/25/17[b]	100	104,267

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value

Evraz Group SA
6.75%, 04/27/18[b]	$200	$195,720
Gazprom OAO Via Gaz Capital SA
4.95%, 02/06/28[b]	200	170,870
7.29%, 08/16/37[b]	100	101,682
9.25%, 04/23/19[b]	100	110,802
Lukoil International BV
6.66%, 06/07/22[b]	120	123,363
7.25%, 11/05/19[b]	100	106,916
Mobile Telesystems OJSC via MTS International Funding Ltd.
8.63%, 06/22/20[b]	100	110,725
Rosneft Finance SA
7.25%, 02/02/20[b]	100	104,750
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/17[b]	100	101,008
Russian Railways via RZD Capital PLC
5.74%, 04/03/17[b]	100	101,770
Sberbank of Russia Via SB Capital SA
6.13%, 02/07/22[b]	200	203,372
Severstal OAO Via Steel Capital SA
6.70%, 10/25/17[b]	100	104,125
VimpelCom Holdings BV
7.50%, 03/01/22[b]	200	203,000
Vnesheconombank Via VEB Finance PLC
6.80%, 11/22/25[b]	100	95,000
6.90%, 07/09/20[b]	100	99,670
VTB Bank OJSC Via VTB Capital SA
6.55%, 10/13/20[b]	100	102,500
6.88%, 05/29/18[b]	150	156,852

		2,405,763
SINGAPORE — 1.79%
DBS Bank Ltd.
3.63%, 09/21/22 (Call 09/21/17)[b,d]	200	204,511
Oversea-Chinese Banking Corp. Ltd.
3.75%, 11/15/22 (Call 11/15/17)[b,d]	100	102,340
PSA International Pte Ltd.
3.88%, 02/11/21[b]	100	107,286

		414,137
SOUTH AFRICA — 1.09%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22[c]	100	80,500

Security	Principal (000s)	Value

Eskom Holdings SOC Ltd.
5.75%, 01/26/21[b]	$200	$171,750

		252,250
SOUTH KOREA — 6.47%
Hyundai Capital America
2.13%, 10/02/17[b]	50	50,078
2.55%, 02/06/19[b]	100	100,152
KEB Hana Bank
2.50%, 06/12/19[b]	200	202,099
Korea Development Bank (The)
3.75%, 01/22/24	200	212,808
3.88%, 05/04/17	200	205,770
Korea East-West Power Co. Ltd.
2.63%, 11/27/18[b]	200	203,355
Korea Gas Corp.
4.25%, 11/02/20[b]	100	109,268
Korea National Oil Corp.
2.75%, 01/23/19[b]	200	203,394
POSCO
4.25%, 10/28/20[b]	100	106,232
Woori Bank Co. Ltd.
6.21%, 05/02/67 (Call 05/02/17)[b,d]	100	103,611

		1,496,767
SRI LANKA — 0.83%
Bank of Ceylon
5.33%, 04/16/18[b]	200	192,760

		192,760
THAILAND — 1.34%
Bangkok Bank PCL/Hong Kong
4.80%, 10/18/20[b]	100	109,067
PTT PCL
3.38%, 10/25/22[b]	200	201,089

		310,156
TURKEY — 3.16%
Akbank TAS
5.00%, 10/24/22[b]	150	145,406
Turkiye Is Bankasi
3.88%, 11/07/17[b]	200	200,680
Turkiye Vakiflar Bankasi TAO
6.88%, 02/03/25 (Call 02/03/20)[b,d]	200	192,262
Yapi ve Kredi Bankasi AS
4.00%, 01/22/20[b]	200	193,306

		731,654

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value

UNITED ARAB EMIRATES — 3.40%
Abu Dhabi National Energy Co.
6.50%, 10/27/36[b]	$100	$113,250
Abu Dhabi National Energy Co. PJSC
4.13%, 03/13/17[b]	200	203,218
ADCB Finance Cayman Ltd.
2.50%, 03/06/18[b]	200	198,540
Dolphin Energy Ltd.
5.89%, 06/15/19[b]	56	59,195
DP World Ltd.
6.85%, 07/02/37[b]	100	95,025
Dubai Electricity & Water Authority
7.38%, 10/21/20[b]	100	116,578

		785,806
UNITED KINGDOM — 0.45%
ICBC Standard Bank PLC
8.13%, 12/02/19[b]	100	103,656

		103,656
UNITED STATES — 0.44%
Flextronics International Ltd.
4.63%, 02/15/20	100	102,002

		102,002
VENEZUELA — 1.53%
Petroleos de Venezuela SA
5.25%, 04/12/17[b]	130	50,700
5.38%, 04/12/27[b]	90	26,100
5.50%, 04/12/37[b]	50	14,550
6.00%, 05/16/24[b]	165	48,675
6.00%, 11/15/26[b]	160	47,024
8.50%, 11/02/17[b]	123	50,863
9.00%, 11/17/21[b]	75	25,012
9.75%, 05/17/35[b]	100	34,025
12.75%, 02/17/22[b]	150	57,375

		354,324

TOTAL CORPORATE BONDS & NOTES
(Cost: $24,028,202)		21,808,252

FOREIGN GOVERNMENT OBLIGATIONS[a] — 4.27%

BRAZIL — 1.27%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/20[b]	100	93,250

Security	Principal or Shares (000s)	Value

6.37%, 06/16/18[b]	$100	$100,250
6.50%, 06/10/19[b]	100	98,750

		292,250
SOUTH KOREA — 1.82%
Export-Import Bank of Korea
2.88%, 01/21/25	200	200,424
4.38%, 09/15/21	200	221,040

		421,464
UNITED ARAB EMIRATES — 1.18%
International Petroleum Investment Co.
5.00%, 11/15/20[b]	250	273,290

		273,290

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $991,988)		987,004

SHORT-TERM INVESTMENTS — 1.72%

MONEY MARKET FUNDS — 1.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[f,g,h]	177	177,263
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[f,g,h]	17	16,862
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[f,g]	204	203,930

		398,055

TOTAL SHORT-TERM INVESTMENTS
(Cost: $398,055)		398,055

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

January 31, 2016

Value

TOTAL INVESTMENTS IN SECURITIES — 100.26%
(Cost: $25,418,245)	23,193,311
Other Assets, Less Liabilities — (0.26)%	(59,384)

NET ASSETS — 100.00%	$23,133,927

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Issuer is in default of interest payments.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

6

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2016

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 41.19%

ARGENTINA — 0.78%
YPF SA
8.50%, 07/28/25[b]	$135	$125,634
8.75%, 04/04/24[b]	178	170,471
8.88%, 12/19/18[b]	87	88,740

		384,845
BARBADOS — 0.41%
Columbus International Inc.
7.38%, 03/30/21 (Call 03/30/18)[b]	200	200,500

		200,500
BRAZIL — 12.96%
Banco Bradesco SA/Cayman Islands
5.90%, 01/16/21[b]	400	394,300
Banco BTG Pactual SA/Cayman Islands
5.75%, 09/28/22[b]	200	141,000
Banco do Brasil SA
5.38%, 01/15/21[b]	100	87,250
5.88%, 01/19/23[b]	200	167,440
Banco do Brasil SA/Cayman
3.88%, 10/10/22	200	162,500
Caixa Economica Federal
3.50%, 11/07/22[b]	150	113,400
4.50%, 10/03/18[b]	300	281,250
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[b]	200	152,900
6.88%, 07/30/19[b]	100	89,225
CSN Resources SA
6.50%, 07/21/20[b]	100	47,250
Itau Unibanco Holding SA/Cayman Island
2.85%, 05/26/18[b]	200	191,800
5.13%, 05/13/23[b]	400	349,800
5.65%, 03/19/22[b]	200	184,500
6.20%, 12/21/21[b]	200	190,880
JBS USA LLC/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)[b]	200	153,000
7.25%, 06/01/21 (Call 02/29/16)[b]	200	181,250
8.25%, 02/01/20 (Call 02/29/16)[b]	100	94,500
Marfrig Holdings Europe BV
6.88%, 06/24/19 (Call 06/24/17)[b]	200	179,750

Security	Principal (000s)	Value

Minerva Luxembourg SA
7.75%, 01/31/23 (Call 01/31/18)[b]	$200	$186,500
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/22 (Call 06/30/20)[b]	157	56,520
Odebrecht Offshore Drilling Finance Ltd.
6.75%, 10/01/23 (Call 12/01/21)[b]	179	38,382
Oi Brasil Holdings Cooperatief UA
5.75%, 02/10/22[b]	200	87,000
Petrobras Global Finance BV
3.00%, 01/15/19	300	228,000
3.25%, 03/17/17	200	188,000
4.38%, 05/20/23	300	197,607
4.88%, 03/17/20	250	188,437
5.38%, 01/27/21	450	338,062
5.63%, 05/20/43	200	120,500
5.75%, 01/20/20	250	196,487
6.25%, 03/17/24	200	144,700
6.85%, 06/05/49	250	158,125
6.88%, 01/20/40	275	174,199
7.25%, 03/17/44	100	65,500
7.88%, 03/15/19	225	193,140
Petrobras International Finance Co. SA
5.88%, 03/01/18	240	209,285
6.75%, 01/27/41	250	157,113
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/24[b]	175	101,500
Samarco Mineracao SA
5.75%, 10/24/23[b]	200	83,500
Telemar Norte Leste SA
5.50%, 10/23/20[b]	200	107,000

		6,381,552
CHILE — 0.38%
VTR Finance BV
6.88%, 01/15/24 (Call 01/15/19)[b]	200	186,500

		186,500
CHINA — 2.89%
Agile Property Holdings Ltd.
8.38%, 02/18/19 (Call 02/18/17)[b]	200	202,718
8.88%, 04/28/17 (Call 02/29/16)[b]	100	101,000
Country Garden Holdings Co. Ltd.
7.25%, 04/04/21 (Call 10/04/17)[b]	200	203,648
7.50%, 03/09/20 (Call 03/09/18)[b]	200	207,818

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2016

Security	Principal (000s)	Value

Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 10/30/16)[b]	$300	$296,250
Greentown China Holdings Ltd.
8.50%, 02/04/18 (Call 02/29/16)[b]	200	208,339
Trillion Chance Ltd.
8.50%, 01/10/19 (Call 01/10/17)[b]	200	204,787

		1,424,560
COLOMBIA — 1.27%
Bancolombia SA
5.13%, 09/11/22	200	191,500
6.13%, 07/26/20	200	205,000
Grupo Aval Ltd.
4.75%, 09/26/22[b]	200	181,440
Pacific Exploration and Production Corp.
5.13%, 03/28/23 (Call 03/28/18)[b,c]	100	11,950
5.38%, 01/26/19 (Call 01/26/17)[b,c]	100	12,750
5.63%, 01/19/25 (Call 01/19/20)[b,c]	100	12,366
7.25%, 12/12/21 (Call 12/12/16)[b,c]	100	12,500

		627,506
HONG KONG — 0.54%
Noble Group Ltd.
6.75%, 01/29/20[b]	100	51,875
Shimao Property Holdings Ltd.
8.13%, 01/22/21 (Call 01/22/18)[b]	200	212,598

		264,473
INDIA — 1.09%
ICICI Bank Ltd.
6.38%, 04/30/22 (Call 04/30/17)[b,d]	100	100,765
IDBI Bank Ltd.
3.75%, 01/25/19[b]	200	200,038
Vedanta Resources PLC
6.00%, 01/31/19[b]	200	123,260
8.25%, 06/07/21[b]	200	114,310

		538,373
INDONESIA — 3.24%
Majapahit Holding BV
7.75%, 01/20/20[b]	200	223,200
7.88%, 06/29/37[b]	100	107,100
8.00%, 08/07/19[b]	200	224,200
Pelabuhan Indonesia II PT
4.25%, 05/05/25[b]	200	177,000

Security	Principal (000s)	Value

Pertamina Persero PT
4.30%, 05/20/23[b]	$200	$180,797
5.63%, 05/20/43[b]	200	155,837
6.00%, 05/03/42[b]	200	163,053
6.45%, 05/30/44[b]	200	172,073
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/24[b]	200	194,433

		1,597,693
JAMAICA — 0.99%
Digicel Group Ltd.
7.13%, 04/01/22 (Call 04/01/17)[b]	200	149,100
8.25%, 09/30/20 (Call 09/30/16)[b]	200	161,775
Digicel Ltd.
6.00%, 04/15/21 (Call 04/15/16)[b]	200	174,250

		485,125
KAZAKHSTAN — 1.70%
Halyk Savings Bank of Kazakhstan JSC
7.25%, 05/03/17[b]	100	101,008
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	200	168,240
Kazkommertsbank JSC
5.50%, 12/21/22 (Call 02/29/16)[b]	100	66,332
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[b]	100	106,650
KazMunayGas National Co. JSC
6.38%, 04/09/21[b]	200	195,710
7.00%, 05/05/20[b]	200	201,500

		839,440
LUXEMBOURG — 0.36%
Millicom International Cellular SA
6.63%, 10/15/21 (Call 10/15/17)[b]	200	178,000

		178,000
MEXICO — 2.14%
Banco Santander Mexico SA
5.95%, 01/30/24 (Call 01/30/19)[b,d]	200	201,100
BBVA Bancomer SA/Texas
7.25%, 04/22/20 [b]	200	213,500
Cemex Finance LLC
6.00%, 04/01/24 (Call 04/01/19)[b]	200	171,000
9.38%, 10/12/22 (Call 10/12/17)[b]	300	302,910
Cemex SAB de CV
5.70%, 01/11/25 (Call 01/11/20)[b]	200	167,800

		1,056,310

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2016

Security	Principal (000s)	Value

RUSSIA — 5.75%
Alfa Bank AO Via Alfa Bond Issuance PLC
7.75%, 04/28/21[b]	$300	$310,500
Evraz Group SA
6.50%, 04/22/20[b]	200	183,750
Metalloinvest Finance Ltd.
5.63%, 04/17/20[b]	200	187,040
MMC Norilsk Nickel OJSC via MMC Finance Ltd.
5.55%, 10/28/20[b]	200	200,082
Mobile Telesystems OJSC via MTS International Funding Ltd.
8.63%, 06/22/20[b]	150	166,088
Novolipetsk Steel via Steel Funding Ltd.
4.45%, 02/19/18[b]	200	198,248
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.10%, 07/25/18[b]	200	197,559
6.30%, 05/15/17[b]	200	202,016
Russian Railways via RZD Capital PLC
5.74%, 04/03/17[b]	200	203,540
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22[b]	200	185,398
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22[b]	200	199,016
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.75%, 02/02/21[b]	200	206,300
VimpelCom Holdings BV
7.50%, 03/01/22[b]	200	203,000
VTB Bank OJSC Via VTB Capital SA
6.95%, 10/17/22[b]	200	191,776

		2,834,313
SINGAPORE — 0.38%
Puma International Financing SA
6.75%, 02/01/21 (Call 02/01/17)[b]	200	185,108

		185,108
SOUTH AFRICA — 1.82%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	200	161,000

Security	Principal (000s)	Value

Eskom Holdings SOC Ltd.
7.13%, 02/11/25[b]	$360	$310,185
Myriad International Holdings BV
6.00%, 07/18/20[b]	400	423,792

		894,977
SRI LANKA — 0.41%
Bank of Ceylon
6.88%, 05/03/17[b]	200	202,250

		202,250
TRINIDAD AND TOBAGO — 0.21%
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 08/14/19[b]	100	101,000

		101,000
TURKEY — 0.79%
Turkiye Is Bankasi AS
6.00%, 10/24/22[b]	200	196,800
Turkiye Vakiflar Bankasi TAO
6.00%, 11/01/22[b]	200	192,600

		389,400
UNITED KINGDOM — 0.59%
ICBC Standard Bank PLC
8.13%, 12/02/19[b]	100	103,656
Sable International Finance Ltd.
6.88%, 08/01/22 (Call 08/01/18)[b]	200	186,000

		289,656
UNITED STATES — 0.41%
Flextronics International Ltd.
5.00%, 02/15/23	200	203,000

		203,000
VENEZUELA — 2.08%
Petroleos de Venezuela SA
5.25%, 04/12/17[b]	290	113,100
5.38%, 04/12/27[b]	270	78,300
5.50%, 04/12/37[b]	120	34,920
6.00%, 05/16/24[b]	480	141,600
6.00%, 11/15/26[b]	475	139,602
8.50%, 11/02/17[b]	414	170,734
9.00%, 11/17/21[b]	185	61,698
9.75%, 05/17/35[b]	380	129,295
12.75%, 02/17/22[b]	400	153,000

		1,022,249

TOTAL CORPORATE BONDS & NOTES
(Cost: $24,270,186)		20,286,830

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2016

Security	Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS[a] — 55.77%

ARGENTINA — 2.17%
Argentine Republic Government International Bond
0.00%, 12/31/33[a,c]	$147	$161,935
2.50%, 12/31/38[a,c]	559	340,990
8.28%, 12/31/33[a,c]	407	457,415
8.75%, 06/02/17[a,c]	97	109,610

		1,069,950
BRAZIL — 5.59%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19[b]	400	367,000
Brazilian Government International Bond
4.25%, 01/07/25	600	503,100
4.88%, 01/22/21	450	429,750
5.00%, 01/27/45	600	412,500
5.88%, 01/15/19	300	311,250
7.13%, 01/20/37	400	362,000
10.13%, 05/15/27	300	368,250

		2,753,850
COSTA RICA — 0.68%
Costa Rica Government International Bond
7.00%, 04/04/44[b]	400	336,000

		336,000
CROATIA — 1.93%
Croatia Government International Bond
5.50%, 04/04/23[b]	200	208,600
6.00%, 01/26/24[b]	200	214,950
6.25%, 04/27/17[b]	300	311,970
6.38%, 03/24/21[b]	200	216,800

		952,320
DOMINICAN REPUBLIC — 1.57%
Dominican Republic International Bond
5.50%, 01/27/25[b]	100	94,000
5.88%, 04/18/24[b]	100	96,500
6.60%, 01/28/24[b]	100	100,750

Security	Principal (000s)	Value

6.85%, 01/27/45[b]	$200	$182,500
7.45%, 04/30/44[b]	200	193,000
7.50%, 05/06/21[b]	100	105,750

		772,500
ECUADOR — 0.58%
Ecuador Government International Bond
7.95%, 06/20/24[b]	200	138,500
10.50%, 03/24/20[b]	200	148,000

		286,500
EGYPT — 0.54%
Egypt Government International Bond
5.75%, 04/29/20[b]	100	99,400
5.88%, 06/11/25[b]	200	166,787

		266,187
EL SALVADOR — 0.75%
El Salvador Government International Bond
5.88%, 01/30/25[b]	100	79,500
7.63%, 02/01/41[b]	150	116,437
7.65%, 06/15/35[b]	130	102,375
7.75%, 01/24/23[b]	75	69,844

		368,156
GUATEMALA — 0.19%
Guatemala Government Bond
4.88%, 02/13/28[b]	100	94,500

		94,500
HUNGARY — 3.92%
Hungary Government International Bond
4.00%, 03/25/19	100	103,950
4.13%, 02/19/18	110	114,067
5.38%, 02/21/23	200	218,640
5.38%, 03/25/24	100	110,166
5.75%, 11/22/23	200	224,267
6.25%, 01/29/20	200	222,500
6.38%, 03/29/21	400	453,300
7.63%, 03/29/41	200	272,750
Magyar Export-Import Bank Zrt
5.50%, 02/12/18[b]	200	210,577

		1,930,217

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2016

Security	Principal (000s)	Value

INDONESIA — 7.59%
Indonesia Government International Bond
3.75%, 04/25/22[b]	$300	$292,085
4.13%, 01/15/25[b]	200	195,949
4.63%, 04/15/43[b]	200	175,385
4.75%, 01/08/26[b]	200	203,643
4.88%, 05/05/21[b]	300	314,902
5.13%, 01/15/45[b]	200	186,999
5.25%, 01/17/42[b]	200	189,150
5.38%, 10/17/23[b]	200	212,861
5.88%, 03/13/20[b]	200	219,413
5.88%, 01/15/24[b]	200	219,150
5.95%, 01/08/46[b]	200	206,987
6.63%, 02/17/37[b]	100	107,276
6.75%, 01/15/44[b]	200	218,046
6.88%, 03/09/17[b]	100	105,749
6.88%, 01/17/18[b]	200	217,602
7.75%, 01/17/38[b]	300	356,715
8.50%, 10/12/35[b]	100	126,418
11.63%, 03/04/19[b]	150	188,582

		3,736,912
JAMAICA — 0.71%
Jamaica Government International Bond
7.88%, 07/28/45	200	192,000
8.00%, 06/24/19	150	160,125

		352,125
LEBANON — 2.63%
Lebanese Republic
6.65%, 02/26/30[b]	150	143,988
Lebanon Government International Bond
5.15%, 11/12/18[b]	150	148,026
5.80%, 04/14/20[b]	100	98,020
6.15%, 06/19/20	100	100,000
6.20%, 02/26/25[b]	50	47,996
6.25%, 11/04/24[b]	125	121,275
6.38%, 03/09/20	200	199,610
7.05%, 11/02/35[b]	100	98,770
8.25%, 04/12/21[b]	150	161,025
9.00%, 03/20/17	170	176,871

		1,295,581

Security	Principal (000s)	Value

MOROCCO — 0.39%
Morocco Government International Bond
5.50%, 12/11/42[b]	$200	$192,000

		192,000
NIGERIA — 0.36%
Nigeria Government International Bond
6.38%, 07/12/23[b]	200	176,880

		176,880
PAKISTAN — 0.51%
Pakistan Government International Bond
8.25%, 04/15/24[b]	250	252,238

		252,238
RUSSIA — 8.31%
Russian Foreign Bond - Eurobond
3.25%, 04/04/17[b]	200	200,438
3.50%, 01/16/19[b]	200	199,719
4.50%, 04/04/22[b]	200	201,251
4.88%, 09/16/23[b]	200	203,500
5.00%, 04/29/20[b]	200	207,465
5.63%, 04/04/42[b]	400	382,649
5.88%, 09/16/43[b]	200	195,409
7.50%, 03/31/30[b,e]	1,528	1,833,087
11.00%, 07/24/18[b]	300	350,499
12.75%, 06/24/28[b]	200	317,690

		4,091,707
SERBIA — 1.30%
Serbia International Bond
5.25%, 11/21/17[b]	200	206,694
5.88%, 12/03/18[b]	200	209,500
7.25%, 09/28/21[b]	200	224,224

		640,418
SRI LANKA — 1.37%
Sri Lanka Government International Bond
5.88%, 07/25/22[b]	328	296,388
6.00%, 01/14/19[b]	200	195,207
6.85%, 11/03/25[b]	200	181,980

		673,575

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2016

Security	Principal (000s)	Value

TURKEY — 9.48%
Export Credit Bank of Turkey
5.00%, 09/23/21[b]	$200	$197,560
Turkey Government International Bond
3.25%, 03/23/23	254	235,314
4.25%, 04/14/26	200	190,600
4.88%, 04/16/43	200	178,250
5.63%, 03/30/21	250	265,975
5.75%, 03/22/24	400	427,600
6.00%, 01/14/41	200	206,625
6.25%, 09/26/22	200	219,657
6.63%, 02/17/45	200	228,088
6.75%, 04/03/18	250	268,560
6.75%, 05/30/40	275	309,798
6.88%, 03/17/36	270	306,120
7.00%, 03/11/19	100	109,561
7.00%, 06/05/20	150	167,592
7.25%, 03/05/38	50	59,314
7.38%, 02/05/25	320	376,941
7.50%, 07/14/17	200	214,018
7.50%, 11/07/19	150	168,903
8.00%, 02/14/34	163	205,525
11.88%, 01/15/30	200	331,601

		4,667,602
UKRAINE — 2.52%
Ukraine Government International Bond
7.75%, 09/01/19[f]	12	11,292
7.75%, 09/01/20[b]	200	187,900
7.75%, 09/01/21[b]	300	278,850
7.75%, 09/01/22[b]	100	93,200
7.75%, 09/01/23[b]	225	206,887
7.75%, 09/01/24[b]	105	95,834
7.75%, 09/01/25[b]	205	186,140
7.75%, 09/01/26[b]	200	181,040

		1,241,143
VENEZUELA — 2.29%
Venezuela Government International Bond
6.00%, 12/09/20[b]	180	58,050
7.00%, 12/01/18[b]	75	27,563
7.00%, 03/31/38[b]	100	32,250
7.65%, 04/21/25[b]	183	60,390
7.75%, 10/13/19[b]	350	118,125

Security	Principal or Shares (000s)	Value

8.25%, 10/13/24[b]	$275	$92,125
9.00%, 05/07/23[b]	270	91,800
9.25%, 09/15/27	305	112,087
9.25%, 05/07/28[b]	240	82,800
9.38%, 01/13/34	185	64,010
11.75%, 10/21/26[b]	265	97,388
11.95%, 08/05/31[b]	395	146,150
12.75%, 08/23/22[b]	250	95,625
13.63%, 08/15/18	100	48,500

		1,126,863
VIETNAM — 0.39%
Vietnam Government International Bond
4.80%, 11/19/24[b]	200	190,974

		190,974

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $30,142,395)		27,468,198

SHORT-TERM INVESTMENTS — 1.58%

MONEY MARKET FUNDS — 1.58%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[g,h]	776	775,804

		775,804

TOTAL SHORT-TERM INVESTMENTS (Cost: $775,804)		775,804

TOTAL INVESTMENTS IN SECURITIES — 98.54% (Cost: $55,188,385)		48,530,832
Other Assets, Less Liabilities — 1.46%		720,357

NET ASSETS — 100.00%		$49,251,189

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Issuer is in default of interest payments.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[g]	Affiliated issuer. See Note 2.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

12

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

January 31, 2016

Security	Principal (000s)		Value

FOREIGN GOVERNMENT OBLIGATIONS — 92.64%

BRAZIL — 11.20%
Brazil Letras do Tesouro Nacional
0.00%, 04/01/16	BRL	$21,605	$5,259,932
0.00%, 07/01/16	BRL	29,523	6,951,185
0.00%, 10/01/16	BRL	24,299	5,522,284
0.00%, 01/01/17	BRL	22,783	5,008,603
0.00%, 07/01/17	BRL	4,286	877,376
0.00%, 01/01/18	BRL	19,600	3,734,633
0.00%, 07/01/18	BRL	15,770	2,781,749
0.00%, 01/01/19	BRL	56,626	9,302,737
Brazil Notas do Tesouro Nacional Series F
10.00%, 01/01/18	BRL	389	89,515
10.00%, 01/01/19	BRL	3,208	706,894
10.00%, 01/01/21	BRL	30,845	6,298,321
10.00%, 01/01/23	BRL	17,003	3,265,976
10.00%, 01/01/25	BRL	25,318	4,632,637
Brazilian Government International Bond
8.50%, 01/05/24	BRL	500	106,977
10.25%, 01/10/28	BRL	1,420	316,180
12.50%, 01/05/22	BRL	1,633	413,882

			55,268,881
CHILE — 0.26%
Bonos del Banco Central de Chile en Pesos
4.50%, 04/01/20	CLP	220,000	318,060
4.50%, 06/01/20	CLP	475,000	681,705
6.00%, 02/01/21	CLP	35,000	54,651
Chile Government International Bond
5.50%, 08/05/20	CLP	173,000	248,430

			1,302,846

COLOMBIA — 4.36%
Colombia Government International Bond
7.75%, 04/14/21	COP	496,000	150,871
9.85%, 06/28/27	COP	2,998,000	1,014,759
Colombian TES
6.00%, 04/28/28	COP	4,989,000	1,164,630
7.00%, 09/11/19	COP	7,556,000	2,237,171
7.00%, 05/04/22	COP	4,322,000	1,218,808
7.25%, 06/15/16	COP	4,365,000	1,328,768
7.50%, 08/26/26	COP	5,391,800	1,477,527
7.75%, 09/18/30	COP	2,050,000	543,246
10.00%, 07/24/24	COP	7,616,000	2,498,901

Security	Principal (000s)		Value

11.00%, 07/24/20	COP	$8,156,000	$2,747,635
11.25%, 10/24/18	COP	21,676,000	7,153,504

			21,535,820
CZECH REPUBLIC — 4.09%
Czech Republic Government Bond
0.85%, 03/17/18[a]	CZK	125,030	5,105,721
1.50%, 10/29/19[a]	CZK	13,470	570,145
3.75%, 09/12/20[a]	CZK	38,070	1,788,047
3.85%, 09/29/21[a]	CZK	38,940	1,889,123
4.00%, 04/11/17[a]	CZK	29,310	1,229,492
4.20%, 12/04/36[a]	CZK	45,680	2,702,394
4.60%, 08/18/18[a]	CZK	38,470	1,724,271
4.70%, 09/12/22[a]	CZK	29,400	1,527,506
5.00%, 04/11/19[a]	CZK	33,270	1,548,509
5.70%, 05/25/24[a]	CZK	37,010	2,123,109

			20,208,317
HUNGARY — 3.84%
Hungary Government Bond
3.50%, 06/24/20	HUF	642,690	2,368,389
4.00%, 04/25/18	HUF	637,880	2,331,083
5.50%, 02/12/16	HUF	140,490	489,040
5.50%, 12/20/18	HUF	211,430	811,148
5.50%, 06/24/25	HUF	299,780	1,240,352
6.00%, 11/24/23	HUF	441,220	1,858,736
6.50%, 06/24/19	HUF	619,070	2,477,612
6.75%, 11/24/17	HUF	795,770	3,021,579
7.00%, 06/24/22	HUF	613,950	2,670,909
7.50%, 11/12/20	HUF	396,400	1,707,931

			18,976,779
INDONESIA — 4.34%
Indonesia Treasury Bond
5.63%, 05/15/23	IDR	28,130,000	1,716,410
6.63%, 05/15/33	IDR	22,700,000	1,318,495
7.00%, 05/15/22	IDR	22,068,000	1,482,024
7.88%, 04/15/19	IDR	50,832,000	3,650,863
8.25%, 06/15/32	IDR	28,359,000	1,954,126
8.38%, 03/15/24	IDR	13,138,000	955,254
8.38%, 09/15/26	IDR	6,000,000	437,236
8.38%, 03/15/34	IDR	12,674,000	886,876
9.50%, 07/15/31	IDR	68,295,000	5,205,789
10.00%, 07/15/17	IDR	3,100,000	231,045
10.00%, 09/15/24	IDR	5,860,000	458,463
10.00%, 02/15/28	IDR	9,815,000	772,895

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

January 31, 2016

Security	Principal (000s)		Value

10.50%, 07/15/38	IDR	$4,860,000	$403,971
11.00%, 11/15/20	IDR	15,732,000	1,252,861
11.00%, 09/15/25	IDR	8,485,000	706,476

			21,432,784
ISRAEL — 4.08%
Israel Government Bond — Fixed
2.25%, 05/31/19	ILS	4,169	1,111,031
4.00%, 01/31/18	ILS	11,664	3,163,920
4.25%, 03/31/23	ILS	14,771	4,425,917
5.00%, 01/31/20	ILS	6,909	2,037,886
5.50%, 02/28/17	ILS	8,658	2,314,772
5.50%, 01/31/22	ILS	3,150	992,106
5.50%, 01/31/42	ILS	4,862	1,766,072
6.00%, 02/28/19	ILS	10,257	3,024,926
6.25%, 10/30/26	ILS	3,650	1,296,230

			20,132,860
MALAYSIA — 4.45%
Malaysia Government Bond
3.26%, 03/01/18	MYR	10,000	2,413,478
3.49%, 03/31/20	MYR	6,899	1,665,573
3.50%, 05/31/27	MYR	3,546	797,854
3.73%, 06/15/28	MYR	1,800	412,973
4.01%, 09/15/17	MYR	15,230	3,743,684
4.05%, 09/30/21	MYR	3,374	827,454
4.13%, 04/15/32	MYR	5,858	1,373,380
4.39%, 04/15/26	MYR	11,165	2,764,862
4.50%, 04/15/30	MYR	3,300	815,017
4.94%, 09/30/43	MYR	1,975	489,130
5.73%, 07/30/19	MYR	18,968	4,914,150
Malaysia Government Investment Issue
4.17%, 04/30/21	MYR	7,098	1,729,145

			21,946,700
MEXICO — 9.21%
Mexican Bonos
5.00%, 06/15/17	MXN	23,466	1,313,133
6.25%, 06/16/16	MXN	25,955	1,442,866
6.50%, 06/10/21	MXN	61,634	3,558,730
7.25%, 12/15/16	MXN	57,670	3,275,065
7.50%, 06/03/27	MXN	72,590	4,385,924
7.75%, 12/14/17	MXN	53,500	3,150,277
7.75%, 05/29/31	MXN	31,508	1,922,653
7.75%, 11/13/42	MXN	39,723	2,411,611
8.00%, 06/11/20	MXN	10,320	630,394

Security	Principal (000s)		Value

8.00%, 12/07/23	MXN	$56,846	$3,540,418
8.50%, 12/13/18	MXN	93,410	5,673,376
8.50%, 11/18/38	MXN	27,030	1,764,823
10.00%, 12/05/24	MXN	76,499	5,382,025
10.00%, 11/20/36	MXN	27,649	2,053,112
United Mexican States
6.50%, 06/09/22	MXN	85,400	4,941,216

			45,445,623
PERU — 1.21%
Peru Government Bond
5.70%, 08/12/24	PEN	1,895	491,230
6.85%, 02/12/42	PEN	1,510	374,538
6.90%, 08/12/37	PEN	2,481	630,373
6.95%, 08/12/31	PEN	3,112	816,322
7.84%, 08/12/20	PEN	3,092	934,398
8.20%, 08/12/26	PEN	9,044	2,711,889

			5,958,750
PHILIPPINES — 4.22%
Philippine Government Bond
2.13%, 05/23/18	PHP	3,700	76,024
2.88%, 05/22/17	PHP	56,500	1,187,947
3.88%, 11/22/19	PHP	99,720	2,108,497
4.00%, 12/06/22	PHP	44,000	897,415
4.13%, 08/20/24	PHP	50,000	1,038,027
4.63%, 09/09/40	PHP	53,500	1,059,053
5.00%, 08/18/18	PHP	121,380	2,649,854
6.38%, 01/19/22	PHP	67,798	1,601,314
7.00%, 03/31/17	PHP	23,140	508,721
8.00%, 07/19/31	PHP	43,300	1,248,049
8.13%, 12/16/35	PHP	126,215	3,642,083
8.50%, 11/29/32	PHP	45,430	1,343,698
Philippine Government International Bond
4.95%, 01/15/21	PHP	100,000	2,156,411
6.25%, 01/14/36	PHP	57,000	1,322,029

			20,839,122
POLAND — 4.04%
Poland Government Bond
1.50%, 04/25/20	PLN	6,690	1,594,732
3.25%, 07/25/19	PLN	7,334	1,877,625
3.25%, 07/25/25	PLN	11,065	2,772,355
3.75%, 04/25/18	PLN	3,778	969,821
4.00%, 10/25/23	PLN	7,500	1,984,421
4.75%, 10/25/16	PLN	12,808	3,209,600

14

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

January 31, 2016

Security	Principal (000s)		Value

4.75%, 04/25/17	PLN	$5,307	$1,352,180
5.00%, 04/25/16	PLN	5,774	1,425,344
5.25%, 10/25/20	PLN	6,644	1,848,417
5.50%, 10/25/19	PLN	3,477	960,901
5.75%, 09/23/22	PLN	6,636	1,931,690

			19,927,086
ROMANIA — 2.15%
Romania Government Bond
4.75%, 06/24/19	RON	4,700	1,229,797
5.60%, 11/28/18	RON	4,430	1,173,226
5.85%, 04/26/23	RON	12,170	3,386,833
5.90%, 07/26/17	RON	4,960	1,266,034
6.75%, 06/11/17	RON	8,340	2,138,854
Romanian Government International Bond
4.75%, 08/29/16	RON	5,820	1,420,242

			10,614,986
RUSSIA — 3.20%
Russian Federal Bond — OFZ
6.00%, 05/11/16	RUB	40,678	536,378
6.20%, 01/31/18	RUB	76,303	945,756
6.70%, 05/15/19	RUB	43,201	520,357
6.80%, 12/11/19	RUB	144,334	1,724,302
7.00%, 01/25/23	RUB	127,000	1,437,677
7.05%, 01/19/28	RUB	60,500	645,135
7.40%, 04/19/17	RUB	193,395	2,502,469
7.40%, 06/14/17	RUB	102,560	1,319,783
7.50%, 03/15/18	RUB	65,773	832,644
7.50%, 02/27/19	RUB	84,000	1,043,281
7.60%, 04/14/21	RUB	181,732	2,180,989
8.15%, 02/03/27	RUB	161,862	1,899,479
Russian Foreign Bond — Eurobond
7.85%, 03/10/18[a]	RUB	15,000	190,828

			15,779,078
SOUTH AFRICA — 4.35%
South Africa Government Bond
6.25%, 03/31/36	ZAR	103,309	4,523,245
6.50%, 02/28/41	ZAR	55,808	2,430,648
6.75%, 03/31/21	ZAR	33,884	1,946,092
7.25%, 01/15/20	ZAR	16,428	983,644
8.00%, 01/31/30	ZAR	25,760	1,428,465
8.25%, 09/15/17	ZAR	37,474	2,364,763
8.50%, 01/31/37	ZAR	28,180	1,563,370
8.75%, 02/28/48	ZAR	40,332	2,257,425

Security	Principal (000s)		Value

10.50%, 12/21/26	ZAR	$55,880	$3,821,280
13.50%, 09/15/16	ZAR	2,667	173,503

			21,492,435
SOUTH KOREA — 19.80%
Korea Monetary Stabilization Bond
1.71%, 04/02/17	KRW	5,490,800	4,587,971
1.96%, 02/02/17	KRW	1,750,000	1,465,568
2.46%, 08/02/16	KRW	7,520,000	6,302,336
Korea Treasury Bond
2.75%, 09/10/17	KRW	3,634,810	3,088,361
2.75%, 12/10/44	KRW	1,053,000	1,000,899
3.00%, 12/10/42	KRW	4,839,090	4,781,008
3.13%, 03/10/19	KRW	7,496,670	6,539,968
3.50%, 03/10/17	KRW	6,267,380	5,337,702
3.50%, 03/10/24	KRW	7,562,430	7,033,710
3.75%, 06/10/22	KRW	3,000,000	2,787,680
3.75%, 12/10/33	KRW	3,981,410	4,145,761
4.00%, 03/10/16	KRW	6,935,300	5,800,974
4.00%, 12/10/31	KRW	4,070,800	4,283,491
4.25%, 06/10/21	KRW	4,656,000	4,373,626
4.75%, 12/10/30	KRW	3,111,860	3,490,869
5.00%, 09/10/16	KRW	5,514,000	4,695,938
5.00%, 06/10/20	KRW	6,371,600	6,047,041
5.25%, 03/10/27	KRW	5,000,000	5,512,553
5.50%, 09/10/17	KRW	4,274,600	3,786,135
5.50%, 12/10/29	KRW	5,713,290	6,752,252
5.75%, 09/10/18	KRW	6,400,000	5,901,303

			97,715,146
THAILAND — 4.43%
Thailand Government Bond
3.58%, 12/17/27	THB	134,786	4,159,968
3.65%, 12/17/21	THB	30,650	936,925
3.78%, 06/25/32	THB	49,242	1,524,328
3.80%, 06/14/41	THB	30,000	893,741
3.85%, 12/12/25	THB	84,479	2,670,442
3.88%, 06/13/19	THB	37,770	1,136,519
4.13%, 11/18/16	THB	26,230	749,466
4.26%, 12/12/37[a]	THB	41,970	1,399,489
4.85%, 06/17/61	THB	14,000	490,546
4.88%, 06/22/29	THB	49,500	1,730,329
5.13%, 03/13/18	THB	35,733	1,074,915
5.67%, 03/13/28	THB	99,420	3,675,083
6.15%, 07/07/26	THB	37,899	1,427,387

			21,869,138

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

January 31, 2016

Security	Principal or Shares (000s)		Value

TURKEY — 3.41%
Turkey Government Bond
6.30%, 02/14/18	TRY	$9,626	$3,000,248
8.00%, 03/12/25	TRY	3,012	868,059
8.50%, 07/10/19	TRY	10,546	3,349,350
8.50%, 09/14/22	TRY	9,258	2,823,811
8.80%, 09/27/23	TRY	6,874	2,106,502
9.00%, 07/24/24	TRY	4,123	1,280,188
10.50%, 01/15/20	TRY	10,095	3,415,025

			16,843,183

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $549,554,913)			457,289,534

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,c]		199	199,493

			199,493

TOTAL SHORT-TERM INVESTMENTS
(Cost: $199,493)			199,493

TOTAL INVESTMENTS IN SECURITIES — 92.68%
(Cost: $549,754,406)			457,489,027
Other Assets, Less Liabilities — 7.32%			36,149,844

NET ASSETS — 100.00%			$493,638,871

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of January 31, 2016 were as follows:

Currency Purchased	Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD 3,500,000	NGN 768,250,000	03/31/2016	SG	$(21,146)

Counterparties:

SG — Societe Generale

Currency abbreviations:

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli Shekel

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEN — Peru Nuevo Sol

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian Leu

RUB — New Russian Ruble

THB — Thai Baht

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

See accompanying notes to schedules of investments.

16

Schedule of Investments (Unaudited)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

CORPORATE BONDS & NOTES — 96.64%

AUSTRALIA — 0.31%
FMG Resources August 2006 Pty Ltd.
6.88%, 04/01/22 (Call 04/01/17)[a,b]	USD	$15	$8,358
8.25%, 11/01/19 (Call 03/03/16)[a,b]	USD	65	51,187
9.75%, 03/01/22 (Call 03/01/18)[a,b]	USD	150	130,125
Origin Energy Finance Ltd.
4.00%, 09/16/74 (Call 09/16/19)[c,d]	EUR	100	72,219

			261,889
AUSTRIA — 0.09%
Raiffeisen Bank International AG
4.50%, 02/21/25 (Call 02/21/20)[c,d]	EUR	100	79,127

			79,127
BELGIUM — 0.27%
Barry Callebaut Services NV
5.63%, 06/15/21[c]	EUR	100	126,368
Telenet Finance VI Luxembourg SCA
4.88%, 07/15/27 (Call 07/15/21)[c]	EUR	100	102,710

			229,078
CANADA — 2.96%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[a]	USD	100	100,500
6.00%, 04/01/22 (Call 10/01/17)[a,b]	USD	175	181,086
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[a]	USD	50	51,062
7.63%, 10/01/19 (Call 10/01/16)[a]	CAD	25	18,520
7.75%, 04/15/21[a]	USD	25	24,875
Athabasca Oil Corp.
7.50%, 11/19/17 (Call 02/29/16)[c]	CAD	50	29,490

Security		Principal (000s)	Value

Baytex Energy Corp.
6.63%, 07/19/22 (Call 07/19/17)	CAD	$50	$23,805
Bombardier Inc.
4.75%, 04/15/19[a]	USD	50	39,572
5.50%, 09/15/18[a]	USD	100	88,625
5.75%, 03/15/22[a]	USD	50	34,331
6.00%, 10/15/22 (Call 04/15/17)[a]	USD	100	68,838
6.13%, 05/15/21[c]	EUR	100	95,663
6.13%, 01/15/23[a]	USD	100	68,862
7.50%, 03/15/25 (Call 03/15/20)[a,b]	USD	100	68,872
7.75%, 03/15/20[a,b]	USD	50	39,409
Brookfield Residential Properties Inc.
6.13%, 05/15/23[a]	CAD	50	31,800
6.50%, 12/15/20 (Call 02/29/16)[a,b]	USD	50	45,500
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a]	USD	25	22,000
Canadian Energy Services & Technology Corp.
7.38%, 04/17/20 (Call 04/17/17)	CAD	25	15,687
Cascades Inc.
5.50%, 07/15/21 (Call 07/15/17)[a]	CAD	25	17,114
Centric Health Corp.
8.63%, 04/18/18 (Call 04/18/16)	CAD	19	13,518
CHC Helicopter SA
9.25%, 10/15/20 (Call 02/29/16)[b]	USD	90	39,600
Concordia Healthcare Corp.
7.00%, 04/15/23 (Call 04/15/18)[a]	USD	50	43,375
9.50%, 10/21/22 (Call 12/15/18)[a]	USD	75	73,125
Corus Entertainment Inc.
4.25%, 02/11/20[c]	CAD	50	37,662

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

Cott Beverages Inc.
5.38%, 07/01/22 (Call 07/01/17)	USD	$50	$48,581
6.75%, 01/01/20 (Call 01/01/17)	USD	50	51,542
Gateway Casinos & Entertainment Ltd.
8.50%, 11/26/20 (Call 11/26/16)[a]	CAD	25	16,699
Gibson Energy Inc.
5.38%, 07/15/22 (Call 07/15/17)[a]	CAD	50	29,016
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[a]	CAD	50	35,086
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a]	USD	125	45,000
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a]	USD	50	42,875
7.88%, 11/01/22 (Call 11/01/18)[a]	USD	25	20,250
Mattamy Group Corp.
6.88%, 11/15/20 (Call 02/29/16)[a]	CAD	50	32,954
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a]	USD	75	39,000
6.50%, 03/15/21 (Call 02/29/16)[a,b]	USD	75	42,750
7.00%, 03/31/24 (Call 09/30/18)[a,b]	USD	50	26,375
Newalta Corp.
Series 2
7.75%, 11/14/19 (Call 02/29/16)	CAD	22	13,080
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[a,b]	USD	50	47,069
5.25%, 08/01/23 (Call 08/01/18)[a]	USD	50	49,000
NRL Energy Investments Ltd.
8.25%, 04/13/18 (Call 02/29/16)	CAD	25	2,309

Security		Principal (000s)	Value

Paramount Resources Ltd.
7.63%, 12/04/19 (Call 02/29/16)	CAD	$50	$25,227
Parkland Fuel Corp.
6.00%, 11/21/22 (Call 11/21/17)	CAD	50	34,909
Postmedia Network Inc.
8.25%, 08/16/17 (Call 02/29/16)[a]	CAD	21	13,512
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)[b]	USD	25	14,125
6.63%, 11/15/20 (Call 02/29/16)	USD	50	34,343
Quebecor Media Inc.
5.75%, 01/15/23	USD	150	150,750
6.63%, 01/15/23[a]	CAD	50	35,655
7.38%, 01/15/21 (Call 02/29/16)	CAD	50	36,587
Russel Metals Inc.
6.00%, 04/19/22 (Call 04/19/17)[a]	CAD	25	16,777
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/18)[a,b]	USD	25	20,625
Superior Plus LP
6.50%, 12/09/21 (Call 12/09/17)	CAD	25	17,410
Teck Resources Ltd.
2.50%, 02/01/18	USD	25	20,701
4.50%, 01/15/21 (Call 10/15/20)	USD	25	13,077
Tervita Corp.
8.00%, 11/15/18 (Call 02/29/16)[a]	USD	50	29,208
9.00%, 11/15/18 (Call 02/29/16)[a]	CAD	25	10,126
Trilogy Energy Corp.
7.25%, 12/13/19 (Call 02/29/16)	CAD	25	14,686

18

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

Videotron Ltd.
5.00%, 07/15/22	USD	$75	$75,562
5.38%, 06/15/24 (Call 03/15/24)[a]	USD	50	50,250
5.63%, 06/15/25 (Call 03/15/25)	CAD	25	17,570
5.75%, 01/15/26 (Call 09/15/20)[c]	CAD	25	17,594
Yellow Pages Digital & Media Solutions Ltd.
9.25%, 11/30/18 (Call 02/29/16)[a]	CAD	36	26,808

			2,489,979
DENMARK — 0.11%
TDC A/S
3.50%, 02/26/49 (Call 02/26/21)[c,d]	EUR	100	95,589

			95,589
FINLAND — 0.38%
Nokia OYJ
5.38%, 05/15/19	USD	75	78,937
6.75%, 02/04/19[c]	EUR	100	126,121
Stora Enso OYJ
5.00%, 03/19/18[c]	EUR	100	115,784

			320,842
FRANCE — 4.12%
Alcatel-Lucent USA Inc.
6.75%, 11/15/20 (Call 02/10/16)[a]	USD	200	214,823
Areva SA
3.25%, 09/04/20[c]	EUR	100	96,843
3.50%, 03/22/21	EUR	100	96,699
4.63%, 10/05/17	EUR	100	107,664
4.88%, 09/23/24	EUR	100	97,246
CMA CGM SA
8.75%, 12/15/18 (Call 02/29/16)[c]	EUR	100	96,596
Credit Agricole SA
6.64%, 05/29/49 (Call 05/31/17)[a,b,d]	USD	100	99,000
8.38%, 10/29/49 (Call 10/13/19)[a,d]	USD	100	111,850

Security		Principal (000s)	Value

Elis SA
3.00%, 04/30/22 (Call 04/30/18)[c]	EUR	$100	$103,154
Ephios Bondco PLC
6.25%, 07/01/22 (Call 07/01/18)[c]	EUR	150	165,554
Faurecia
3.13%, 06/15/22 (Call 06/15/18)[c]	EUR	100	103,870
Groupama SA
7.88%, 10/27/39 (Call 10/27/19)[d]	EUR	100	110,480
Holding Medi-Partenaires SAS
7.00%, 05/15/20 (Call 05/15/16)[c]	EUR	100	113,817
La Financiere Atalian SAS
7.25%, 01/15/20 (Call 01/15/17)[c]	EUR	100	113,615
Loxam SAS
4.88%, 07/23/21 (Call 07/23/17)[c]	EUR	100	110,233
Nexans SA
5.75%, 05/02/17	EUR	50	55,968
Numericable-SFR SAS
4.88%, 05/15/19 (Call 05/15/16)[a]	USD	200	199,000
5.38%, 05/15/22 (Call 05/15/17)[c]	EUR	100	110,711
5.63%, 05/15/24 (Call 05/15/19)[c]	EUR	100	109,547
6.00%, 05/15/22 (Call 05/15/17)[a,b]	USD	400	395,000
Peugeot SA
6.50%, 01/18/19[c]	EUR	100	120,792
7.38%, 03/06/18[c]	EUR	100	119,963
Rexel SA
5.13%, 06/15/20 (Call 06/15/16)[c]	EUR	100	112,704
SGD Group SAS
5.63%, 05/15/19 (Call 02/29/16)[c]	EUR	100	106,135

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

Societe Generale SA
5.92%, 12/31/49 (Call 04/05/17)[a,d]	USD	$100	$100,978
SPCM SA
2.88%, 06/15/23 (Call 06/15/18)[c]	EUR	100	101,371
THOM Europe SAS
7.38%, 07/15/19 (Call 07/15/16)[c]	EUR	100	111,497
Vallourec SA
3.25%, 08/02/19	EUR	100	81,154

			3,466,264
GERMANY — 4.62%
Bayerische Landbank
5.75%, 10/23/17[c]	EUR	100	116,361
Bilfinger SE
2.38%, 12/07/19[c]	EUR	100	107,415
Commerzbank AG
7.75%, 03/16/21	EUR	200	256,205
Deutsche Lufthansa AG
5.13%, 08/12/75 (Call 02/12/21)[c,d]	EUR	100	108,859
Douglas GmbH
6.25%, 07/15/22 (Call 07/15/18)[c]	EUR	100	112,122
FMC Finance VIII SA
5.25%, 07/31/19[c]	EUR	100	122,214
Fresenius Finance BV
3.00%, 02/01/21[c]	EUR	100	115,069
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[a,b]	USD	50	50,411
4.75%, 10/15/24 (Call 07/17/24)[a]	USD	50	50,000
5.63%, 07/31/19[a]	USD	100	108,500
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[a,b]	USD	75	80,926
Hapag-Lloyd AG
7.75%, 10/01/18 (Call 02/29/16)[c]	EUR	100	108,467

Security		Principal (000s)	Value

HeidelbergCement Finance Luxembourg SA
3.25%, 10/21/21[c]	EUR	$150	$168,944
8.50%, 10/31/19[c]	EUR	100	130,963
9.50%, 12/15/18[c]	EUR	50	65,318
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	50	60,854
Schaeffler Finance BV
3.25%, 05/15/25 (Call 05/15/20)[c]	EUR	100	101,243
3.50%, 05/15/22 (Call 05/15/17)[c]	EUR	100	107,263
4.75%, 05/15/21 (Call 05/15/16)[a]	USD	200	199,150
Techem GmbH
6.13%, 10/01/19 (Call 02/29/16)[c]	EUR	100	113,068
ThyssenKrupp AG
1.75%, 11/25/20 (Call 08/25/20)[c]	EUR	75	79,467
2.50%, 02/25/25[c]	EUR	100	101,788
4.00%, 08/27/18	EUR	175	198,799
4.38%, 02/28/17	EUR	100	111,457
Trionista TopCo GmbH
6.88%, 04/30/21 (Call 04/30/16)[c]	EUR	100	113,169
TUI AG
4.50%, 10/01/19 (Call 10/01/16)[c]	EUR	100	112,338
Unitymedia GmbH
3.75%, 01/15/27 (Call 01/15/21)[c]	EUR	100	95,351
6.13%, 01/15/25 (Call 01/15/20)[a,b]	USD	200	203,524
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
4.63%, 02/15/26 (Call 02/15/21)[c]	EUR	100	108,205
5.50%, 09/15/22 (Call 09/15/17)[c]	EUR	81	92,199

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

ZF North America Capital Inc.
2.75%, 04/27/23[c]	EUR	$100	$99,517
4.00%, 04/29/20[a]	USD	150	147,920
4.75%, 04/29/25[a]	USD	150	141,000

			3,888,086
GREECE — 0.12%
OTE PLC
3.50%, 07/09/20[c]	EUR	100	100,307

			100,307
INDIA — 0.12%
Samvardhana Motherson Automotive Systems Group BV
4.13%, 07/15/21 (Call 07/15/17)[c]	EUR	100	101,506

			101,506
IRELAND — 0.75%
Allied Irish Banks PLC
4.13%, 11/26/25 (Call 11/26/20)[c,d]	EUR	100	104,197
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 01/15/22 (Call 06/30/17)[c]	EUR	100	106,766
6.25%, 01/31/19 (Call 02/29/16)[a]	USD	200	193,500
Bank of Ireland
4.25%, 06/11/24 (Call 06/11/19)[c,d]	EUR	100	109,628
Smurfit Kappa Acquisitions
4.13%, 01/30/20[c]	EUR	100	116,045

			630,136
ITALY — 5.62%
Astaldi SpA
7.13%, 12/01/20 (Call 12/01/16)[c]	EUR	100	103,634
Autostrada Brescia Verona Vicenza Padova SpA
2.38%, 03/20/20[c]	EUR	100	108,394
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[c]	EUR	100	102,569
5.00%, 04/21/20[c]	EUR	50	44,635

Security		Principal (000s)	Value

Banca Popolare di Milano Scarl
7.13%, 03/01/21[c]	EUR	$100	$113,023
Banca Popolare di Vicenza
2.75%, 03/20/20[c]	EUR	100	90,158
Banco Popolare SC
2.38%, 01/22/18[c]	EUR	100	106,634
2.75%, 07/27/20[c]	EUR	100	102,835
3.50%, 03/14/19[c]	EUR	100	107,304
6.00%, 11/05/20[c]	EUR	100	107,664
Buzzi Unicem SpA
5.13%, 12/09/16[c]	EUR	50	55,996
Enel SpA
5.00%, 01/15/75 (Call 01/15/20)[c,d]	EUR	100	110,986
6.50%, 01/10/74 (Call 01/10/19)[c,d]	EUR	100	115,103
Fiat Finance North America Inc.
5.63%, 06/12/17	EUR	50	56,418
Finmeccanica SpA
4.50%, 01/19/21	EUR	100	117,784
Intesa Sanpaolo SpA
2.86%, 04/23/25[c]	EUR	100	105,500
3.93%, 09/15/26[c]	EUR	100	108,982
5.00%, 09/23/19[c]	EUR	150	175,292
6.63%, 05/08/18[c]	EUR	100	115,879
6.63%, 09/13/23[c]	EUR	100	127,658
Italcementi Finance SA
6.63%, 03/19/20[c]	EUR	100	123,300
Mediobanca SpA
5.75%, 04/18/23	EUR	100	121,190
TeamSystem Holding SpA
7.38%, 05/15/20 (Call 05/15/16)[c]	EUR	100	111,830
Telecom Italia SpA
3.25%, 01/16/23[c]	EUR	100	108,052
4.00%, 01/21/20[c]	EUR	100	115,658
4.75%, 05/25/18[c]	EUR	100	116,916
5.30%, 05/30/24[a]	USD	200	195,053
5.38%, 01/29/19[c]	EUR	100	119,962
6.13%, 12/14/18	EUR	100	122,049
6.38%, 06/24/19	GBP	50	76,619
UniCredit SpA
5.75%, 10/28/25 (Call 10/28/20)[c,d]	EUR	100	112,830

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

6.70%, 06/05/18[c]	EUR	$100	$116,861
6.95%, 10/31/22[c]	EUR	200	242,312
Unipol Gruppo Finanziario SpA
3.00%, 03/18/25[c]	EUR	115	115,328
Veneto Banca SCPA
4.00%, 01/20/17[c]	EUR	100	105,331
Wind Acquisition Finance SA
4.00%, 07/15/20 (Call 07/15/16)[c]	EUR	250	263,533
4.75%, 07/15/20 (Call 07/15/16)[a]	USD	200	196,300
7.00%, 04/23/21 (Call 04/23/17)[c]	EUR	100	104,446
7.38%, 04/23/21 (Call 04/23/17)[a]	USD	200	189,312

			4,733,330
JAPAN — 0.48%
SoftBank Group Corp.
4.00%, 07/30/22 (Call 04/30/22)[c]	EUR	100	105,027
4.50%, 04/15/20[a]	USD	200	199,250
5.25%, 07/30/27 (Call 04/30/27)[c]	EUR	100	98,359

			402,636
LUXEMBOURG — 3.90%
Altice Financing SA
5.25%, 02/15/23 (Call 02/15/18)[c]	EUR	100	104,775
6.50%, 01/15/22 (Call 12/15/16)[a]	USD	200	197,707
6.63%, 02/15/23 (Call 02/15/18)[a]	USD	200	197,250
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)[c]	EUR	100	91,074
7.25%, 05/15/22 (Call 05/15/17)[c]	EUR	100	102,270
7.63%, 02/15/25 (Call 02/15/20)[a]	USD	200	178,000
7.75%, 05/15/22 (Call 05/15/17)[a]	USD	200	187,000

Security		Principal (000s)	Value

ArcelorMittal
2.88%, 07/06/20[c]	EUR	$100	$88,941
3.13%, 01/14/22[c]	EUR	100	83,713
5.13%, 06/01/20[b]	USD	50	40,537
5.50%, 02/25/17	USD	100	97,317
5.88%, 11/17/17[c]	EUR	100	106,895
6.00%, 08/05/20	USD	75	60,717
6.13%, 06/01/18	USD	100	90,269
6.13%, 06/01/25[b]	USD	50	35,613
6.50%, 03/01/21	USD	150	121,875
7.25%, 02/25/22[b]	USD	100	80,585
10.85%, 06/01/19	USD	100	92,729
Garfunkelux Holdco 3 SA
8.50%, 11/01/22 (Call 11/01/18)[c]	GBP	100	139,461
INEOS Group Holdings SA
6.13%, 08/15/18 (Call 02/29/16)[a,b]	USD	200	198,750
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	USD	150	119,343
6.63%, 12/15/22 (Call 12/15/17)[b]	USD	100	65,000
7.25%, 04/01/19 (Call 02/29/16)	USD	100	90,750
7.25%, 10/15/20 (Call 02/29/16)	USD	200	171,500
7.50%, 04/01/21 (Call 04/01/16)[b]	USD	100	86,000
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/16)[b]	USD	50	36,509
7.75%, 06/01/21 (Call 06/01/17)	USD	150	63,984
8.13%, 06/01/23 (Call 06/01/18)	USD	75	30,750
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 05/01/18)[c]	EUR	100	97,689
SIG Combibloc Holdings SCA
7.75%, 02/15/23 (Call 02/15/18)[c]	EUR	100	111,439

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

Swissport Investments SA
6.75%, 12/15/21 (Call 06/15/18)[c]	EUR	$100	$111,614

			3,280,056
NETHERLANDS — 2.18%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
2.75%, 05/15/17[b]	USD	150	147,358
3.75%, 05/15/19	USD	150	147,750
4.63%, 10/30/20[b]	USD	150	147,750
4.63%, 07/01/22	USD	150	146,062
5.00%, 10/01/21	USD	150	148,912
LGE HoldCo VI BV
7.13%, 05/15/24 (Call 05/15/19)[c]	EUR	100	116,169
Neptune Finco Corp.
10.88%, 10/15/25 (Call 10/15/20)[a,b]	USD	200	211,750
OI European Group BV
6.75%, 09/15/20[c]	EUR	100	122,305
Sensata Technologies BV
4.88%, 10/15/23[a]	USD	25	24,438
5.00%, 10/01/25[a,b]	USD	100	96,250
5.63%, 11/01/24[a]	USD	50	50,875
UPC Holding BV
6.38%, 09/15/22 (Call 09/15/17)[c]	EUR	100	114,117
6.75%, 03/15/23 (Call 03/15/18)[c]	EUR	100	115,825
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[a]	USD	135	142,762
Ziggo Secured Finance BV
3.75%, 01/15/25 (Call 01/15/20)[c]	EUR	100	100,152

			1,832,475
NEW ZEALAND — 1.00%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
6.00%, 06/15/17 (Call 06/15/16)[a]	USD	50	47,834

Security		Principal (000s)	Value

Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 02/29/16)[b]	USD	$350	$350,437
6.88%, 02/15/21 (Call 02/29/16)[b]	USD	100	103,558
7.13%, 04/15/19 (Call 02/29/16)	USD	100	101,670
8.25%, 02/15/21 (Call 02/29/16)	USD	100	92,750
9.88%, 08/15/19 (Call 02/29/16)	USD	150	146,625

			842,874
NORWAY — 0.13%
Lock AS
7.00%, 08/15/21 (Call 08/15/17)[c]	EUR	100	111,230

			111,230
PORTUGAL — 0.12%
EDP - Energias de Portugal SA
5.38%, 09/16/75 (Call 03/16/21)[c,d]	EUR	100	103,466

			103,466
SOUTH AFRICA — 0.12%
Sappi Papier Holding GmbH
3.38%, 04/01/22 (Call 04/01/18)[c]	EUR	100	101,658

			101,658
SOUTH KOREA — 0.03%
Harvest Operations Corp.
6.88%, 10/01/17	USD	40	27,528

			27,528
SPAIN — 1.56%
Banco de Sabadell SA
6.25%, 04/26/20	EUR	50	59,907
Bankia SA
4.00%, 05/22/24 (Call 05/22/19)[c,d]	EUR	100	103,122
4.38%, 02/14/17	EUR	100	112,356
Bankinter SA
6.38%, 09/11/19[c]	EUR	50	61,162

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

BBVA International Preferred SAU
5.92%, 04/29/49 (Call 04/18/17)[d]	USD	$50	$50,062
BPE Financiaciones SA
2.00%, 02/03/20[c]	EUR	100	103,701
Campofrio Food Group SA
3.38%, 03/15/22 (Call 03/15/18)[c]	EUR	100	106,238
Cirsa Funding Luxembourg SA
5.88%, 05/15/23 (Call 05/15/18)[c]	EUR	100	100,360
Gestamp Funding Luxembourg SA
5.88%, 05/31/20 (Call 05/31/16)[c]	EUR	100	110,815
Grifols Worldwide Operations Ltd.
5.25%, 04/01/22 (Call 04/01/17)	USD	200	202,000
Grupo Antolin Dutch BV
5.13%, 06/30/22 (Call 06/30/18)[c]	EUR	100	110,703
Grupo Isolux Corsan Finance BV
6.63%, 04/15/21 (Call 04/15/17)[c]	EUR	100	31,920
Obrascon Huarte Lain SA
4.75%, 03/15/22 (Call 03/15/18)[c]	EUR	100	78,889
Repsol International Finance BV
4.50%, 03/25/75 (Call 03/25/25)[c,d]	EUR	100	77,367

			1,308,602
SWEDEN — 0.25%
Verisure Holding AB
6.00%, 11/01/22 (Call 11/01/18)[c]	EUR	100	111,589
Volvo Treasury AB
4.20%, 06/10/75 (Call 06/10/20)[c,d]	EUR	100	101,690

			213,279

Security		Principal (000s)	Value

SWITZERLAND — 0.13%
Dufry Finance SCA
4.50%, 07/15/22 (Call 07/15/17)[c]	EUR	$100	$110,982

			110,982
UNITED KINGDOM — 7.18%
AA Bond Co. Ltd.
5.50%, 07/31/43 (Call 07/31/18)[c]	GBP	100	131,709
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 02/29/16)[a]	USD	200	156,250
Alliance Automotive Finance PLC
6.25%, 12/01/21 (Call 11/19/17)[c]	EUR	100	111,681
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 03/31/16)[c]	GBP	100	151,961
Ashtead Capital Inc.
6.50%, 07/15/22 (Call 07/15/17)[a]	USD	200	204,000
Brakes Capital
7.13%, 12/15/18 (Call 02/29/16)[c]	GBP	100	145,355
Case New Holland Industrial Inc.
7.88%, 12/01/17	USD	200	214,500
CNH Industrial Finance Europe SA
2.88%, 09/27/21[c]	EUR	100	103,573
6.25%, 03/09/18[c]	EUR	100	115,292
Co-Operative Bank PLC/United Kingdom
5.13%, 09/20/17	GBP	50	69,173
EC Finance PLC
5.13%, 07/15/21 (Call 01/15/17)[c]	EUR	100	109,185
Fiat Chrysler Automobile NV
5.25%, 04/15/23[b]	USD	200	185,993
Fiat Chrysler Finance Europe
4.75%, 07/15/22[c]	EUR	100	112,065

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

6.63%, 03/15/18[c]	EUR	$250	$289,518
6.75%, 10/14/19[c]	EUR	100	120,555
7.38%, 07/09/18	EUR	100	118,731
Ineos Finance PLC
4.00%, 05/01/23 (Call 05/01/18)[c]	EUR	100	100,986
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[a]	USD	100	98,500
Interoute Finco PLC
7.38%, 10/15/20 (Call 10/15/17)[c]	EUR	100	113,128
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[a]	USD	200	193,500
3.88%, 03/01/23[c]	GBP	100	127,089
New Look Secured Issuer PLC
6.50%, 07/01/22 (Call 06/24/18)[c]	GBP	100	138,338
Pizzaexpress Financing 2 PLC
6.63%, 08/01/21 (Call 08/01/17)[c]	GBP	100	145,838
Premier Foods Finance PLC
6.50%, 03/15/21 (Call 03/15/17)[c]	GBP	100	131,465
Rexam PLC
6.75%, 06/29/67 (Call 06/29/17)[c,d]	EUR	50	53,900
Royal Bank of Scotland Group PLC
3.63%, 03/25/24 (Call 03/25/19)[c,d]	EUR	100	110,149
5.13%, 05/28/24	USD	200	200,885
6.00%, 12/19/23	USD	150	159,553
6.10%, 06/10/23[b]	USD	75	79,925
6.13%, 12/15/22	USD	200	215,430
Royal Bank of Scotland PLC (The)
4.35%, 01/23/17	EUR	100	111,194
6.93%, 04/09/18	EUR	100	119,607

Security		Principal (000s)	Value

Silk Bidco AS
7.50%, 02/01/22 (Call 02/01/18)[c]	EUR	$100	$109,389
Tesco Corporate Treasury Services PLC
1.38%, 07/01/19[c]	EUR	100	104,901
2.50%, 07/01/24[c]	EUR	100	97,637
Tesco PLC
3.38%, 11/02/18[c]	EUR	100	111,609
6.13%, 02/24/22	GBP	100	147,057
Thomas Cook Finance PLC
6.75%, 06/15/21 (Call 01/15/18)[c]	EUR	100	111,909
Virgin Media Finance PLC
4.50%, 01/15/25 (Call 01/15/20)[c]	EUR	100	101,983
Virgin Media Secured Finance PLC
5.13%, 01/15/25 (Call 01/15/20)[c]	GBP	100	134,435
5.25%, 01/15/26 (Call 01/15/20)[a]	USD	200	198,000
5.50%, 01/15/25 (Call 01/15/19)[c]	GBP	90	124,414
6.25%, 03/28/29 (Call 01/15/21)[c]	GBP	100	140,831
Viridian Group FundCo II Ltd.
7.50%, 03/01/20 (Call 09/01/17)[c]	EUR	100	113,552
Worldpay Finance PLC
3.75%, 11/15/22[c]	EUR	100	108,866

			6,043,611
UNITED STATES — 60.09%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[a,b]	USD	125	131,250
6.13%, 09/15/23 (Call 09/15/18)[a,b]	USD	50	53,500
ADT Corp. (The)
2.25%, 07/15/17	USD	50	49,739
3.50%, 07/15/22[b]	USD	75	67,781
4.13%, 04/15/19[b]	USD	25	25,737

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

4.13%, 06/15/23[b]	USD	$50	$45,912
6.25%, 10/15/21[b]	USD	75	77,812
Advanced Micro Devices Inc.
6.75%, 03/01/19	USD	50	34,125
7.00%, 07/01/24 (Call 07/01/19)	USD	50	30,875
7.50%, 08/15/22	USD	25	15,500
7.75%, 08/01/20 (Call 02/29/16)[b]	USD	25	15,822
AECOM
5.75%, 10/15/22 (Call 10/15/17)	USD	25	25,250
5.88%, 10/15/24 (Call 07/15/24)	USD	100	99,750
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)[b]	USD	50	44,438
5.50%, 03/15/24 (Call 03/15/19)[b]	USD	50	45,033
5.50%, 04/15/25 (Call 04/15/20)	USD	50	44,875
7.38%, 07/01/21 (Call 06/01/21)[b]	USD	75	77,250
Aircastle Ltd.
4.63%, 12/15/18	USD	25	25,206
5.13%, 03/15/21	USD	25	24,688
5.50%, 02/15/22	USD	50	49,813
6.25%, 12/01/19[b]	USD	50	52,687
6.75%, 04/15/17	USD	50	51,844
AK Steel Corp.
7.63%, 05/15/20 (Call 02/29/16)[b]	USD	40	14,700
7.63%, 10/01/21 (Call 10/01/17)	USD	25	8,344
Albertson’s Holdings LLC/Safeway Inc.
7.75%, 10/15/22 (Call 10/15/17)[a]	USD	50	52,250
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)[b]	USD	100	82,000
5.40%, 04/15/21 (Call 01/15/21)[b]	USD	150	134,625

Security		Principal (000s)	Value

5.72%, 02/23/19	USD	$100	$98,675
6.15%, 08/15/20	USD	50	49,238
6.75%, 07/15/18	USD	100	103,385
Alere Inc.
6.38%, 07/01/23 (Call 07/01/18)[a]	USD	50	47,230
7.25%, 07/01/18 (Call 02/29/16)[b]	USD	50	51,518
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)[b]	USD	50	32,024
7.63%, 08/15/23 (Call 05/15/23)	USD	25	16,500
Ally Financial Inc.
3.25%, 02/13/18	USD	50	49,250
3.25%, 11/05/18	USD	50	48,991
3.50%, 01/27/19	USD	50	48,521
3.60%, 05/21/18	USD	100	99,375
3.75%, 11/18/19	USD	50	48,792
4.13%, 03/30/20[b]	USD	50	49,211
4.13%, 02/13/22	USD	50	48,750
4.63%, 05/19/22	USD	25	25,031
4.63%, 03/30/25[b]	USD	50	48,813
4.75%, 09/10/18	USD	50	50,500
5.13%, 09/30/24	USD	75	75,728
5.50%, 02/15/17	USD	200	202,907
5.75%, 11/20/25 (Call 10/20/25)	USD	105	104,833
6.25%, 12/01/17	USD	100	103,750
7.50%, 09/15/20[b]	USD	25	27,750
8.00%, 03/15/20	USD	100	112,250
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	USD	50	49,625
7.75%, 07/15/21 (Call 07/15/16)	USD	50	53,000
American Airlines Group Inc.
5.50%, 10/01/19[a]	USD	100	99,306
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/15/16)	USD	25	25,190

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

6.63%, 10/15/22 (Call 10/15/17)[b]	USD	$100	$99,625
American Energy-Permian Basin LLC
13.00%, 11/30/20 (Call 11/30/18)[a]	USD	50	51,750
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[a]	USD	100	26,583
7.38%, 11/01/21 (Call 07/31/17)[a]	USD	50	13,625
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)	USD	50	49,375
7.00%, 05/20/22 (Call 05/20/17)	USD	100	97,734
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)[b]	USD	75	75,187
Anixter Inc.
5.13%, 10/01/21	USD	50	48,750
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)[b]	USD	100	83,875
5.38%, 11/01/21 (Call 11/01/16)[b]	USD	75	63,562
5.63%, 06/01/23 (Call 06/01/18)[a,b]	USD	50	41,375
6.00%, 12/01/20 (Call 02/29/16)	USD	50	43,750
APX Group Inc.
6.38%, 12/01/19 (Call 02/29/16)	USD	75	72,046
8.75%, 12/01/20 (Call 02/29/16)[b]	USD	75	60,375
Aramark Services Inc.
5.75%, 03/15/20 (Call 02/29/16)	USD	100	103,315
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[a,b]	USD	150	151,125

Security		Principal (000s)	Value

Ashland Inc.
3.88%, 04/15/18 (Call 03/15/18)	USD	$50	$51,250
4.75%, 08/15/22 (Call 05/15/22)[b]	USD	100	95,125
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[a]	USD	175	176,072
6.13%, 11/01/23 (Call 11/01/18)[a]	USD	215	216,037
Avaya Inc.
7.00%, 04/01/19 (Call 02/29/16)[a]	USD	150	100,125
10.50%, 03/01/21 (Call 03/01/17)[a]	USD	100	24,500
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[a,b]	USD	25	23,625
5.50%, 04/01/23 (Call 04/01/18)	USD	50	47,350
Avon Products Inc.
6.35%, 03/15/20	USD	25	18,500
6.75%, 03/15/23	USD	50	31,668
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[b]	USD	50	46,875
Ball Corp.
4.00%, 11/15/23[b]	USD	75	71,982
4.38%, 12/15/20[b]	USD	25	25,938
4.38%, 12/15/23	EUR	100	110,704
5.00%, 03/15/22	USD	100	103,500
5.25%, 07/01/25	USD	75	77,437
Belden Inc.
5.50%, 04/15/23 (Call 04/15/18)[c]	EUR	100	105,062
Berry Petroleum Co. LLC
6.38%, 09/15/22 (Call 03/15/17)	USD	50	10,000
Berry Plastics Corp.
5.13%, 07/15/23 (Call 07/15/18)[b]	USD	50	48,542

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

5.50%, 05/15/22 (Call 05/15/17)[b]	USD	$50	$49,825
6.00%, 10/15/22 (Call 10/15/18)[a]	USD	40	40,800
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)[a]	USD	100	107,229
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/29/16)[a,b]	USD	75	58,672
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 07/15/16)[a]	USD	125	77,500
Boyd Gaming Corp.
6.88%, 05/15/23 (Call 05/15/18)[b]	USD	75	76,125
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)	USD	75	12,188
Builders FirstSource Inc.
10.75%, 08/15/23 (Call 08/15/18)[a,b]	USD	65	61,100
Building Materials Corp. of America
5.38%, 11/15/24 (Call 11/15/19)[a]	USD	75	74,062
6.00%, 10/15/25 (Call 10/15/20)[a,b]	USD	100	101,997
Cablevision Systems Corp.
5.88%, 09/15/22	USD	50	41,500
7.75%, 04/15/18	USD	50	50,875
8.00%, 04/15/20[b]	USD	75	71,062
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)[b]	USD	75	69,937
11.00%, 10/01/21 (Call 10/01/16)[b]	USD	100	87,000
CalAtlantic Group Inc.
8.38%, 05/15/18	USD	100	109,750

Security		Principal (000s)	Value

California Resources Corp.
5.00%, 01/15/20 (Call 12/15/19)	USD	$23	$4,658
5.50%, 09/15/21 (Call 06/15/21)	USD	41	7,790
6.00%, 11/15/24 (Call 08/15/24)	USD	52	9,880
8.00%, 12/15/22 (Call 12/15/18)[a]	USD	256	101,760
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)[b]	USD	125	113,229
5.50%, 02/01/24 (Call 02/01/19)	USD	50	44,125
5.75%, 01/15/25 (Call 10/15/19)[b]	USD	150	133,125
5.88%, 01/15/24 (Call 11/01/18)[a]	USD	25	25,563
6.00%, 01/15/22 (Call 11/01/16)[a]	USD	25	25,969
7.88%, 01/15/23 (Call 01/15/17)[a]	USD	82	87,106
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)	USD	75	54,437
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)	USD	80	55,900
7.50%, 09/15/20 (Call 09/15/16)[b]	USD	25	19,438
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)[b]	USD	100	100,000
5.13%, 05/01/23 (Call 05/01/18)[a]	USD	75	75,000
5.25%, 03/15/21 (Call 03/15/16)[b]	USD	50	51,687
5.25%, 09/30/22 (Call 09/30/17)	USD	100	101,250
5.38%, 05/01/25 (Call 05/01/20)[a]	USD	50	49,375

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

5.75%, 09/01/23 (Call 03/01/18)[b]	USD	$50	$51,087
5.75%, 01/15/24 (Call 07/15/18)	USD	75	77,156
5.88%, 05/01/27 (Call 05/01/21)[a]	USD	100	98,500
6.50%, 04/30/21 (Call 02/29/16)[b]	USD	150	156,375
6.63%, 01/31/22 (Call 01/31/17)	USD	50	53,000
7.00%, 01/15/19 (Call 02/29/16)	USD	43	43,860
7.38%, 06/01/20 (Call 02/29/16)	USD	50	52,000
CCOH Safari LLC
5.75%, 02/15/26 (Call 02/15/21)[a]	USD	200	199,250
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)	USD	100	101,005
5.50%, 12/01/24 (Call 06/01/24)	USD	50	51,656
6.00%, 08/15/22 (Call 08/15/17)	USD	50	52,454
Centene Escrow Corp.
5.63%, 02/15/21[a]	USD	30	30,525
CenturyLink Inc.
Series V
5.63%, 04/01/20	USD	75	73,125
5.63%, 04/01/25 (Call 01/01/25)	USD	50	42,638
5.80%, 03/15/22	USD	100	92,619
6.00%, 04/01/17	USD	50	51,706
6.45%, 06/15/21	USD	150	146,625
Series W
6.75%, 12/01/23[b]	USD	50	47,063
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[a,b]	USD	50	45,000
5.13%, 12/15/21 (Call 06/15/16)[a]	USD	50	45,063
6.38%, 09/15/20 (Call 02/29/16)[a]	USD	200	193,495

Security		Principal (000s)	Value

Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)	USD	$75	$11,625
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)[a]	USD	100	62,500
7.00%, 05/15/25 (Call 05/15/20)[a]	USD	50	29,844
Chesapeake Energy Corp.
8.00%, 12/15/22 (Call 12/15/18)[a]	USD	389	166,297
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 02/29/16)	USD	100	100,375
5.13%, 08/01/21 (Call 02/01/17)	USD	75	75,375
6.88%, 02/01/22 (Call 02/01/18)	USD	275	249,562
7.13%, 07/15/20 (Call 07/15/16)[b]	USD	100	96,000
8.00%, 11/15/19 (Call 02/29/16)[b]	USD	150	149,250
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	USD	50	49,438
5.13%, 12/15/22 (Call 12/15/17)	USD	25	25,010
CIT Group Inc.
3.88%, 02/19/19[b]	USD	100	98,950
4.25%, 08/15/17	USD	100	101,148
5.00%, 05/15/17[b]	USD	100	102,337
5.00%, 08/15/22[b]	USD	100	101,000
5.00%, 08/01/23	USD	50	49,844
5.25%, 03/15/18	USD	100	103,062
5.38%, 05/15/20	USD	50	51,625
5.50%, 02/15/19[a]	USD	150	154,875
6.63%, 04/01/18[a]	USD	50	52,725
Citgo Holding Inc.
10.75%, 02/15/20[a]	USD	100	92,929
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 02/29/16)	USD	25	5,028

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

9.00%, 03/15/19 (Call 02/29/16)[a]	USD	$100	$59,000
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)	USD	50	50,250
5.25%, 08/01/20 (Call 08/01/16)[b]	USD	50	51,093
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)		200	181,937
Series B
7.63%, 03/15/20 (Call 02/29/16)	USD	150	122,625
Cliffs Natural Resources Inc.
7.75%, 03/31/20 (Call 03/31/17)[a,b]	USD	57	9,548
8.25%, 03/31/20 (Call 03/31/18)[a,b]	USD	50	35,688
CNH Industrial Capital LLC
3.25%, 02/01/17[b]	USD	50	49,750
3.38%, 07/15/19[b]	USD	50	46,469
3.63%, 04/15/18	USD	50	48,433
3.88%, 07/16/18	USD	50	47,625
4.38%, 11/06/20[b]	USD	40	38,000
Commercial Metals Co.
7.35%, 08/15/18	USD	50	51,162
CommScope Inc.
4.38%, 06/15/20 (Call 06/15/17)[a]	USD	50	51,000
5.00%, 06/15/21 (Call 06/15/17)[a,b]	USD	50	48,750
5.50%, 06/15/24 (Call 06/15/19)[a]	USD	50	48,063
CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[a]	USD	105	102,112
Communications Sales & Leasing Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[a,b]	USD	25	23,813
8.25%, 10/15/23 (Call 04/15/19)[b]	USD	100	88,250

Security		Principal (000s)	Value

Comstock Resources Inc.
10.00%, 03/15/20 (Call 03/15/16)[a]	USD	$50	$19,375
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)[b]	USD	50	45,375
5.50%, 04/01/23 (Call 10/01/17)[b]	USD	125	113,530
6.50%, 01/15/22 (Call 01/15/17)	USD	75	70,207
7.00%, 01/15/21 (Call 02/29/16)	USD	50	48,656
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)[b]	USD	150	96,937
8.00%, 04/01/23 (Call 04/01/18)[b]	USD	25	16,039
Constellation Brands Inc.
4.25%, 05/01/23	USD	100	101,905
4.75%, 11/15/24[b]	USD	50	52,187
4.75%, 12/01/25	USD	25	25,794
6.00%, 05/01/22	USD	50	55,500
7.25%, 05/15/17	USD	100	106,125
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	USD	75	65,437
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)	USD	50	31,813
6.13%, 03/01/22 (Call 11/01/16)[b]	USD	50	30,833
6.25%, 04/01/23 (Call 04/01/18)[a]	USD	50	30,375
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a]	USD	100	64,500
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 02/01/21 (Call 02/29/16)	USD	50	51,750

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[b]	USD	$75	$74,250
Crown Castle International Corp.
4.88%, 04/15/22	USD	75	78,656
Crown European Holdings SA
4.00%, 07/15/22 (Call 04/15/22)[c]	EUR	100	110,398
CSC Holdings LLC
5.25%, 06/01/24[b]	USD	75	66,187
6.75%, 11/15/21	USD	75	74,100
8.63%, 02/15/19	USD	50	53,005
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)[b]	USD	50	48,822
5.50%, 12/15/24 (Call 12/15/19)[b]	USD	25	22,453
Darling Global Finance BV
4.75%, 05/30/22 (Call 05/30/18)[c]	EUR	100	102,010
DaVita HealthCare Partners Inc.
5.00%, 05/01/25 (Call 05/01/20)[b]	USD	120	117,750
5.13%, 07/15/24 (Call 07/15/19)	USD	125	125,625
5.75%, 08/15/22 (Call 08/15/17)	USD	100	103,290
DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[a,d]	USD	50	29,000
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)	USD	50	45,000
3.88%, 03/15/23 (Call 12/15/22)	USD	50	33,750
Dell Inc.
4.63%, 04/01/21	USD	25	23,355
5.65%, 04/15/18	USD	50	51,719
5.88%, 06/15/19	USD	50	50,969
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	USD	100	33,250
5.50%, 05/01/22 (Call 05/01/17)[b]	USD	125	43,750

Security		Principal (000s)	Value

6.38%, 08/15/21 (Call 08/15/16)	USD	$50	$18,043
DISH DBS Corp.
4.25%, 04/01/18	USD	100	100,091
4.63%, 07/15/17[b]	USD	50	50,928
5.00%, 03/15/23	USD	150	130,500
5.13%, 05/01/20	USD	75	74,437
5.88%, 07/15/22	USD	150	141,187
5.88%, 11/15/24[b]	USD	150	133,687
6.75%, 06/01/21[b]	USD	150	153,000
7.88%, 09/01/19	USD	150	162,750
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	USD	75	63,375
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/17)[a,b]	USD	50	52,500
5.75%, 03/01/23 (Call 03/01/18)[a,b]	USD	200	210,750
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	USD	100	95,466
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)[b]	USD	50	50,550
4.00%, 02/15/20[b]	USD	100	99,932
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)	USD	50	39,471
6.75%, 11/01/19 (Call 05/01/17)[b]	USD	200	191,500
7.38%, 11/01/22 (Call 11/01/18)	USD	125	109,939
7.63%, 11/01/24 (Call 11/01/19)[b]	USD	100	87,750
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)[b]	USD	100	88,000
Edgewell Personal Care Co.
4.70%, 05/19/21	USD	50	50,875
4.70%, 05/24/22	USD	50	50,500

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a,b]	USD	$50	$49,559
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[a]	USD	75	74,625
Endo Ltd./Endo Finance LLC/Endo Finco Inc.
6.00%, 02/01/25 (Call 02/01/20)[a,b]	USD	200	196,500
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)	USD	75	52,895
5.88%, 01/15/24 (Call 10/15/23)	USD	75	58,312
7.50%, 10/15/20	USD	100	88,000
Energy XXI Gulf Coast Inc.
6.88%, 03/15/24 (Call 03/15/19)	USD	25	1,125
9.25%, 12/15/17 (Call 02/29/16)	USD	50	4,049
11.00%, 03/15/20 (Call 09/15/17)[a]	USD	150	37,688
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	USD	50	17,375
9.38%, 05/01/20 (Call 05/01/16)	USD	150	63,750
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[b]	USD	75	78,000
5.38%, 01/01/22 (Call 01/01/18)[b]	USD	80	83,400
5.38%, 04/01/23 (Call 04/01/18)	USD	100	103,500
5.75%, 01/01/25 (Call 01/01/20)	USD	50	51,500
5.88%, 01/15/26 (Call 01/15/21)	USD	75	77,625
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	USD	50	49,810

Security		Principal (000s)	Value

6.00%, 06/01/25 (Call 06/01/20)	USD	$25	$25,344
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/01/16)	USD	50	39,500
6.75%, 01/15/22 (Call 11/15/16)	USD	50	39,625
6.75%, 06/15/23 (Call 06/15/19)[a]	USD	25	19,110
Fifth Third Bancorp.
5.10%, 12/29/49 (Call 06/30/23)[d]	USD	50	44,823
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a]	USD	40	40,079
5.38%, 08/15/23 (Call 08/15/18)[a,b]	USD	100	102,000
5.75%, 01/15/24 (Call 01/15/19)[a,b]	USD	185	183,585
6.75%, 11/01/20 (Call 02/29/16)[a,b]	USD	97	102,214
7.00%, 12/01/23 (Call 12/01/18)[a,b]	USD	275	277,922
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	USD	50	50,078
Series B
4.25%, 03/15/23 (Call 12/15/22)	USD	50	51,233
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[a]	USD	50	51,295
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[a]	USD	75	68,437
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	USD	100	83,500
6.88%, 01/15/25 (Call 10/15/24)	USD	100	79,750
7.13%, 01/15/23[b]	USD	50	41,750

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

7.63%, 04/15/24	USD	$50	$41,750
8.13%, 10/01/18[b]	USD	50	51,125
8.25%, 04/15/17	USD	50	52,250
8.50%, 04/15/20	USD	100	99,312
8.75%, 04/15/22	USD	50	45,000
8.88%, 09/15/20 (Call 06/15/20)[a]	USD	75	75,281
9.25%, 07/01/21	USD	50	48,000
10.50%, 09/15/22 (Call 06/15/22)[a]	USD	150	145,875
11.00%, 09/15/25 (Call 06/15/25)[a]	USD	250	241,562
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a]	USD	75	55,312
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/18)	USD	50	37,500
6.75%, 08/01/22 (Call 08/01/18)	USD	50	41,000
GenOn Energy Inc.
7.88%, 06/15/17[b]	USD	50	40,375
9.50%, 10/15/18	USD	50	35,258
9.88%, 10/15/20 (Call 02/29/16)	USD	50	33,688
Genworth Holdings Inc.
4.90%, 08/15/23	USD	75	44,438
6.52%, 05/22/18	USD	50	40,750
7.63%, 09/24/21	USD	50	33,535
7.70%, 06/15/20	USD	50	38,063
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[b]	USD	50	50,244
4.88%, 11/01/20 (Call 08/01/20)[b]	USD	75	73,500
5.38%, 11/01/23 (Call 08/01/23)	USD	50	47,795

Security		Principal (000s)	Value

Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23 (Call 11/15/18)	USD	$125	$127,812
6.50%, 03/01/21 (Call 03/01/16)	USD	100	104,843
7.00%, 05/15/22 (Call 05/15/17)	USD	50	53,350
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[a,b]	USD	50	31,420
13.00%, 02/15/22 (Call 08/15/18)[a]	USD	75	18,469
Hanesbrands Inc.
6.38%, 12/15/20 (Call 02/29/16)	USD	50	51,687
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[a]	USD	50	34,625
HCA Holdings Inc.
6.25%, 02/15/21	USD	75	78,469
HCA Inc.
3.75%, 03/15/19	USD	100	101,000
4.25%, 10/15/19	USD	50	51,315
4.75%, 05/01/23	USD	100	100,187
5.00%, 03/15/24	USD	150	151,125
5.25%, 04/15/25	USD	200	205,000
5.38%, 02/01/25	USD	275	278,437
5.88%, 03/15/22	USD	100	107,000
5.88%, 05/01/23[b]	USD	100	104,250
5.88%, 02/15/26 (Call 08/15/25)[b]	USD	75	76,500
6.50%, 02/15/20	USD	200	219,750
7.50%, 02/15/22[b]	USD	150	166,596
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a,b]	USD	150	154,500
7.50%, 07/15/20 (Call 10/15/16)	USD	100	103,853
11.50%, 07/15/20 (Call 10/15/16)	USD	75	82,687
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	USD	75	73,838

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

Hertz Corp. (The)
5.88%, 10/15/20 (Call 02/29/16)[b]	USD	$50	$49,094
6.25%, 10/15/22 (Call 10/15/17)[b]	USD	50	48,625
6.75%, 04/15/19 (Call 02/29/16)	USD	150	150,000
Hertz Holdings Netherlands BV
4.38%, 01/15/19[c]	EUR	100	108,368
Hexion Inc.
6.63%, 04/15/20 (Call 02/29/16)[b]	USD	125	97,187
8.88%, 02/01/18 (Call 02/29/16)	USD	75	51,375
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 03/03/16)	USD	50	18,536
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a]	USD	50	38,750
5.75%, 10/01/25 (Call 04/01/20)[a]	USD	25	19,563
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)	USD	100	103,000
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[a]	USD	75	77,625
HRG Group Inc.
7.75%, 01/15/22 (Call 01/15/17)	USD	75	71,250
7.88%, 07/15/19 (Call 02/29/16)	USD	50	52,187
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[a]	USD	100	87,750
Hughes Satellite Systems Corp.
6.50%, 06/15/19	USD	90	98,543
7.63%, 06/15/21	USD	125	134,297

Security		Principal (000s)	Value

Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a]	USD	$50	$51,526
5.00%, 11/15/25 (Call 11/15/20)[a]	USD	50	51,375
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[b]	USD	25	22,168
5.13%, 04/15/21 (Call 01/15/21)	EUR	100	98,361
5.13%, 11/15/22 (Call 08/15/22)[a,b]	USD	50	43,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)[b]	USD	100	99,050
4.88%, 03/15/19 (Call 07/15/16)	USD	100	92,468
5.88%, 02/01/22 (Call 08/01/17)[b]	USD	125	111,562
6.00%, 08/01/20 (Call 02/01/17)[b]	USD	100	94,757
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 02/29/16)[b]	USD	125	85,312
9.00%, 03/01/21 (Call 03/01/16)	USD	150	97,614
9.00%, 09/15/22 (Call 09/15/17)	USD	100	65,000
10.00%, 01/15/18 (Call 07/15/16)[b]	USD	50	19,875
10.63%, 03/15/23 (Call 03/15/18)	USD	75	48,938
11.25%, 03/01/21 (Call 03/01/16)	USD	50	33,375
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/17)[a]	USD	100	101,000
6.50%, 05/15/22 (Call 05/15/18)[a,b]	USD	150	129,696
International Game Technology
7.50%, 06/15/19[b]	USD	25	26,688

34

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

International Game Technology PLC
4.13%, 02/15/20 (Call 11/15/19)[c]	EUR	$100	$107,480
4.75%, 02/15/23 (Call 08/15/22)[c]	EUR	100	101,991
6.25%, 02/15/22 (Call 08/15/21)[a]	USD	250	240,625
International Lease Finance Corp.
3.88%, 04/15/18	USD	100	99,000
5.88%, 04/01/19	USD	50	51,941
5.88%, 08/15/22[b]	USD	75	77,670
6.25%, 05/15/19	USD	100	104,586
8.25%, 12/15/20[b]	USD	100	114,071
inVentiv Health Inc.
9.00%, 01/15/18 (Call 02/29/16)[a]	USD	50	50,500
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	USD	100	98,060
6.00%, 08/15/23 (Call 08/15/18)	USD	50	52,029
iStar Inc.
4.00%, 11/01/17 (Call 08/01/17)	USD	50	47,125
5.00%, 07/01/19 (Call 07/01/16)	USD	50	47,000
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[a]	USD	100	98,525
JC Penney Corp. Inc.
5.65%, 06/01/20[b]	USD	50	41,231
8.13%, 10/01/19[b]	USD	25	23,013
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 02/29/16)[a]	USD	50	40,000
KB Home
4.75%, 05/15/19 (Call 02/15/19)	USD	25	23,864
7.00%, 12/15/21 (Call 09/15/21)[b]	USD	50	46,908

Security		Principal (000s)	Value

Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 04/15/17)	USD	$100	$81,000
8.00%, 01/15/20	USD	50	45,500
8.75%, 01/15/23 (Call 01/15/18)	USD	50	44,375
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 02/29/16)	USD	125	121,094
12.50%, 11/01/19 (Call 02/29/16)	USD	50	44,603
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a,b]	USD	150	141,975
L Brands Inc.
5.63%, 02/15/22[b]	USD	75	80,437
5.63%, 10/15/23	USD	50	53,020
6.63%, 04/01/21	USD	75	83,156
6.90%, 07/15/17	USD	50	53,335
7.00%, 05/01/20	USD	25	28,125
8.50%, 06/15/19	USD	50	58,073
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	USD	50	50,000
5.38%, 01/15/24 (Call 01/15/19)	USD	50	50,813
5.88%, 02/01/22 (Call 02/01/17)[b]	USD	25	26,031
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)[b]	USD	25	17,875
7.38%, 05/01/22 (Call 05/01/17)	USD	100	74,750
Laureate Education Inc.
9.25%, 09/01/19 (Call 02/29/16)[a,b]	USD	100	54,000
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[b]	USD	50	50,512
5.25%, 01/15/25 (Call 01/15/20)	USD	50	51,937

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	USD	$50	$48,967
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	USD	25	25,519
4.50%, 11/15/19 (Call 08/15/19)	USD	50	51,375
4.75%, 11/15/22 (Call 08/15/22)	USD	50	48,780
4.75%, 05/30/25 (Call 02/28/25)	USD	50	47,522
4.88%, 12/15/23 (Call 09/15/23)	USD	30	29,244
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	USD	100	95,417
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)[b]	USD	50	51,500
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/18)[b]	USD	50	50,000
5.38%, 08/15/22 (Call 08/15/17)	USD	125	127,344
5.38%, 01/15/24 (Call 01/15/19)[a]	USD	75	75,750
5.38%, 05/01/25 (Call 05/01/20)[b]	USD	50	49,875
5.63%, 02/01/23 (Call 02/01/18)[b]	USD	50	51,125
6.13%, 01/15/21 (Call 11/15/16)	USD	50	52,437
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)[b]	USD	50	49,283
6.88%, 05/01/22 (Call 05/01/17)	USD	50	52,841
LifePoint Health Inc.
5.50%, 12/01/21 (Call 12/01/16)	USD	75	76,125
5.88%, 12/01/23 (Call 12/01/18)	USD	40	41,450

Security		Principal (000s)	Value

6.63%, 10/01/20 (Call 02/29/16)[b]	USD	$50	$51,717
Linn Energy LLC/Linn Energy Finance Corp.
6.50%, 09/15/21 (Call 09/15/17)	USD	50	5,626
7.75%, 02/01/21 (Call 02/29/16)	USD	50	6,000
8.63%, 04/15/20 (Call 02/29/16)[b]	USD	100	14,000
12.00%, 12/15/20 (Call 12/15/18)[a]	USD	87	31,338
Mallinckrodt International Finance SA
4.75%, 04/15/23	USD	50	43,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[a,b]	USD	50	47,531
5.50%, 04/15/25 (Call 04/15/20)[a]	USD	50	45,125
5.63%, 10/15/23 (Call 10/15/18)[a,b]	USD	50	46,500
5.75%, 08/01/22 (Call 08/01/17)[a,b]	USD	100	95,500
Masco Corp.
4.45%, 04/01/25 (Call 01/01/25)	USD	50	49,625
5.95%, 03/15/22	USD	50	54,500
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.75%, 04/01/21 (Call 04/01/16)	USD	50	53,000
Memorial Production Partners LP/Memorial Production Finance Corp.
6.88%, 08/01/22 (Call 08/01/17)	USD	100	27,000
7.63%, 05/01/21 (Call 05/01/17)	USD	50	15,500

36

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

MGM Resorts International
5.25%, 03/31/20[b]	USD	$125	$124,453
6.00%, 03/15/23[b]	USD	100	99,687
6.63%, 12/15/21	USD	50	51,500
6.75%, 10/01/20	USD	100	104,250
7.75%, 03/15/22	USD	100	106,250
8.63%, 02/01/19	USD	100	111,091
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a,b]	USD	50	51,395
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a]	USD	100	80,750
5.25%, 01/15/24 (Call 05/01/18)[a]	USD	50	40,475
5.50%, 02/01/25 (Call 08/01/19)	USD	140	110,600
5.63%, 01/15/26 (Call 05/01/20)[a]	USD	25	19,375
5.88%, 02/15/22 (Call 02/15/17)	USD	50	44,750
Midstates Petroleum Co Inc.
10.00%, 06/01/20 (Call 06/01/17)[b]	USD	50	14,264
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[a,b]	USD	75	74,250
MPT Operating Partnership LP/MPT Finance Corp.
4.00%, 08/19/22 (Call 05/19/22)	EUR	100	108,744
MSCI Inc.
5.25%, 11/15/24 (Call 11/15/19)[a,b]	USD	100	103,000
5.75%, 08/15/25 (Call 08/15/20)[a]	USD	75	78,750
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[a]	USD	100	13,250
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 02/29/16)	USD	50	47,750

Security		Principal (000s)	Value

6.50%, 07/01/21 (Call 01/01/17)	USD	$75	$66,375
Navient Corp.
4.63%, 09/25/17[b]	USD	50	49,000
4.88%, 06/17/19[b]	USD	50	45,750
5.00%, 10/26/20[b]	USD	50	43,125
5.50%, 01/15/19	USD	100	94,250
5.50%, 01/25/23[b]	USD	100	81,250
5.88%, 03/25/21[b]	USD	50	43,250
5.88%, 10/25/24	USD	25	19,750
6.13%, 03/25/24	USD	50	41,125
7.25%, 01/25/22	USD	50	44,000
8.00%, 03/25/20	USD	100	98,250
8.45%, 06/15/18	USD	250	257,812
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[a]	USD	50	18,000
Navistar International Corp.
8.25%, 11/01/21 (Call 02/29/16)	USD	100	61,881
NBTY Inc.
9.00%, 10/01/18 (Call 02/29/16)	USD	50	51,200
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[a]	USD	100	97,250
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)	USD	50	47,375
5.00%, 07/15/22 (Call 07/15/17)	USD	50	47,250
6.38%, 12/15/23 (Call 12/15/18)	USD	75	73,687
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a,b]	USD	75	55,500
Netflix Inc.
5.50%, 02/15/22[a]	USD	50	51,157
5.75%, 03/01/24	USD	50	51,400
5.88%, 02/15/25[a]	USD	100	103,125

37

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)[b]	USD	$50	$40,125
5.63%, 07/01/24[b]	USD	75	62,812
5.75%, 01/30/22	USD	75	65,089
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)	USD	75	54,964
NGPL PipeCo LLC
7.12%, 12/15/17[a]	USD	100	94,500
9.63%, 06/01/19 (Call 02/29/16)[a,b]	USD	50	46,875
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[a,b]	USD	50	51,375
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)	USD	75	75,679
5.00%, 04/15/22 (Call 04/15/17)[a]	USD	175	176,860
Novelis Inc.
8.38%, 12/15/17 (Call 02/29/16)[b]	USD	50	48,000
8.75%, 12/15/20 (Call 02/29/16)[b]	USD	125	112,500
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	USD	100	82,250
6.25%, 05/01/24 (Call 05/01/19)[b]	USD	75	59,812
6.63%, 03/15/23 (Call 09/15/17)	USD	75	62,062
7.63%, 01/15/18	USD	100	101,000
7.88%, 05/15/21 (Call 05/15/16)	USD	150	130,500
8.25%, 09/01/20 (Call 02/29/16)[b]	USD	50	45,375
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[a]	USD	100	100,000

Security		Principal (000s)	Value

NuStar Logistics LP
4.80%, 09/01/20	USD	$50	$42,609
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[b]	USD	125	72,500
7.25%, 02/01/19 (Call 02/29/16)	USD	50	30,375
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (Call 12/15/16)[a]	USD	75	73,969
7.25%, 12/15/21 (Call 12/15/17)[a]	USD	100	99,000
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	USD	50	34,551
7.50%, 09/01/23 (Call 06/01/23)	USD	25	20,334
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)	USD	25	25,552
5.88%, 03/15/25 (Call 09/15/19)[b]	USD	75	76,010
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a]	USD	50	48,000
5.88%, 08/15/23[a,b]	USD	50	48,875
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[a,b]	USD	150	36,000
PBF Holding Co. LLC
7.00%, 11/15/23 (Call 11/15/18)[a]	USD	65	58,825
Peabody Energy Corp.
6.00%, 11/15/18	USD	150	13,875
6.25%, 11/15/21	USD	100	5,321
6.50%, 09/15/20	USD	50	2,719
10.00%, 03/15/22 (Call 03/15/18)[a,b]	USD	60	6,360
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)	USD	50	8,125

38

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 02/25/16)[a]	USD	$50	$51,313
Pinnacle Entertainment Inc.
6.38%, 08/01/21 (Call 08/01/16)	USD	65	68,900
7.50%, 04/15/21 (Call 02/29/16)	USD	100	103,750
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a,b]	USD	75	58,875
10.38%, 05/01/21 (Call 05/01/18)[a]	USD	50	46,625
Post Holdings Inc.
6.00%, 12/15/22 (Call 06/15/18)[a]	USD	50	49,313
6.75%, 12/01/21 (Call 12/01/17)[a]	USD	50	51,906
7.38%, 02/15/22 (Call 02/15/17)[b]	USD	125	131,875
7.75%, 03/15/24 (Call 09/15/18)[a]	USD	75	79,673
8.00%, 07/15/25 (Call 07/15/20)[a]	USD	25	26,875
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	USD	50	33,063
5.38%, 10/01/22 (Call 07/01/22)[b]	USD	50	33,994
6.88%, 03/01/21	USD	50	38,125
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)[a]	USD	25	24,625
7.00%, 12/01/25 (Call 12/01/20)[a,b]	USD	50	49,375
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a]	USD	160	150,179
QVC Inc.
3.13%, 04/01/19	USD	25	24,915
4.38%, 03/15/23	USD	100	95,850
4.45%, 02/15/25 (Call 11/15/24)	USD	50	46,197

Security		Principal (000s)	Value

4.85%, 04/01/24	USD	$50	$47,822
5.13%, 07/02/22	USD	50	50,523
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)[a,b]	USD	50	40,766
5.00%, 08/15/22 (Call 02/15/17)	USD	75	58,500
5.00%, 03/15/23 (Call 03/15/18)[b]	USD	25	19,500
5.75%, 06/01/21 (Call 06/01/16)	USD	50	40,913
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a]	USD	50	50,739
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)[b]	USD	50	50,094
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a,b]	USD	150	158,070
6.75%, 06/15/21 (Call 06/15/16)	USD	75	78,844
9.25%, 03/15/20 (Call 03/15/16)[b]	USD	50	52,792
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	USD	50	44,500
6.00%, 01/15/19[a,b]	USD	50	47,000
6.85%, 07/15/18[a]	USD	50	48,204
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[b]	USD	50	51,438
RR Donnelley & Sons Co.
6.00%, 04/01/24	USD	25	21,031
7.00%, 02/15/22	USD	25	23,191
7.88%, 03/15/21[b]	USD	50	49,700
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	USD	100	92,000
5.63%, 04/15/23 (Call 01/15/23)	USD	100	88,000
5.63%, 03/01/25 (Call 12/01/24)[b]	USD	175	150,937
5.75%, 05/15/24 (Call 02/15/24)	USD	200	175,000

39

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

6.25%, 03/15/22 (Call 12/15/21)	USD	$100	$92,375
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)	USD	50	51,688
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[a]	USD	50	49,375
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)[b]	USD	30	30,938
5.75%, 06/01/22 (Call 06/01/17)	USD	100	103,875
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)	USD	75	30,075
7.75%, 06/15/21 (Call 06/15/17)	USD	50	21,000
SandRidge Energy Inc.
8.75%, 06/01/20 (Call 06/01/17)[a]	USD	100	18,750
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)	USD	75	75,103
5.63%, 10/01/19 (Call 10/01/16)	USD	50	51,750
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)	USD	50	51,750
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a]	USD	75	70,473
10.00%, 12/01/22 (Call 12/01/18)	USD	150	104,062
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[a]	USD	50	50,161
5.13%, 12/01/24 (Call 09/01/24)[a]	USD	25	24,972
5.25%, 04/01/23 (Call 01/01/23)[a]	USD	50	50,250

Security		Principal (000s)	Value

5.50%, 09/15/25 (Call 06/15/25)[a]	USD	$25	$25,460
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)	USD	50	52,000
5.38%, 05/15/24 (Call 05/15/19)	USD	50	52,875
Seventy Seven Energy Inc.
6.50%, 07/15/22 (Call 07/15/17)[b]	USD	25	1,164
Seventy Seven Operating LLC
6.63%, 11/15/19 (Call 02/29/16)	USD	50	10,375
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/16)	USD	100	100,375
5.63%, 08/01/24 (Call 08/01/19)[a]	USD	50	48,809
6.13%, 10/01/22 (Call 10/01/17)	USD	50	51,500
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 05/15/16)[a,b]	USD	50	51,055
4.63%, 05/15/23 (Call 05/15/18)[a,b]	USD	50	48,963
5.38%, 04/15/25 (Call 04/15/20)[a]	USD	100	100,378
5.75%, 08/01/21 (Call 08/01/16)[a,b]	USD	50	51,875
5.88%, 10/01/20 (Call 10/01/16)[a]	USD	50	52,125
6.00%, 07/15/24 (Call 07/15/19)[a]	USD	125	130,781
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	USD	25	13,438
5.63%, 06/01/25 (Call 06/01/20)	USD	50	26,768
6.13%, 11/15/22 (Call 11/15/18)	USD	25	14,375
6.50%, 01/01/23 (Call 07/01/17)	USD	50	28,750

40

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

Smithfield Foods Inc.
5.25%, 08/01/18 (Call 02/29/16)[a]	USD	$25	$25,413
6.63%, 08/15/22 (Call 08/15/17)	USD	100	105,169
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)[a]	USD	75	77,062
6.38%, 11/15/20 (Call 11/15/16)	USD	50	52,750
6.63%, 11/15/22 (Call 11/15/17)	USD	50	53,125
Springleaf Finance Corp.
5.25%, 12/15/19[b]	USD	50	45,372
6.90%, 12/15/17	USD	150	153,000
7.75%, 10/01/21	USD	50	47,125
Sprint Communications Inc.
6.00%, 11/15/22	USD	200	134,500
7.00%, 03/01/20[a]	USD	100	96,074
7.00%, 08/15/20	USD	100	73,620
8.38%, 08/15/17	USD	100	96,250
9.00%, 11/15/18[a]	USD	225	228,375
9.13%, 03/01/17	USD	100	99,750
11.50%, 11/15/21	USD	100	83,750
Sprint Corp.
7.13%, 06/15/24	USD	200	135,000
7.25%, 09/15/21	USD	250	180,781
7.63%, 02/15/25 (Call 11/15/24)	USD	100	68,000
7.88%, 09/15/23	USD	300	211,875
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)[b]	USD	50	46,317
5.25%, 04/15/23 (Call 04/15/18)	USD	50	45,138
5.50%, 10/01/24 (Call 10/01/19)[b]	USD	25	22,487
6.13%, 08/15/19 (Call 08/15/16)	USD	50	49,786
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	USD	50	41,524

Security		Principal (000s)	Value

Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)[a]	USD	$50	$46,875
6.38%, 04/01/23 (Call 04/01/18)[a,b]	USD	50	46,575
T-Mobile USA Inc.
6.00%, 03/01/23 (Call 09/01/18)[b]	USD	100	100,250
6.13%, 01/15/22 (Call 01/15/18)[b]	USD	100	101,350
6.25%, 04/01/21 (Call 04/01/17)	USD	100	102,000
6.38%, 03/01/25 (Call 09/01/19)	USD	125	125,000
6.46%, 04/28/19 (Call 02/09/16)	USD	150	153,000
6.50%, 01/15/24 (Call 01/15/19)	USD	100	101,481
6.50%, 01/15/26 (Call 01/15/21)[b]	USD	250	249,375
6.54%, 04/28/20 (Call 04/28/16)	USD	100	103,000
6.63%, 11/15/20 (Call 02/09/16)	USD	50	51,250
6.63%, 04/28/21 (Call 04/28/17)	USD	100	103,250
6.63%, 04/01/23 (Call 04/01/18)	USD	100	102,380
6.73%, 04/28/22 (Call 04/28/17)	USD	100	102,375
6.84%, 04/28/23 (Call 04/28/18)	USD	50	51,375
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	USD	50	27,344
4.63%, 07/15/19 (Call 07/15/16)[a]	USD	125	95,937
6.50%, 06/01/25[b]	USD	50	34,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 11/15/16)	USD	50	42,000

41

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

4.25%, 11/15/23 (Call 05/15/18)	USD	$50	$36,406
5.00%, 01/15/18 (Call 10/15/17)	USD	100	93,375
5.25%, 05/01/23 (Call 11/01/17)[b]	USD	50	38,875
6.75%, 03/15/24 (Call 09/15/19)[a,b]	USD	100	82,500
6.88%, 02/01/21 (Call 02/29/16)[b]	USD	25	21,630
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[a]	USD	50	47,000
TEGNA Inc.
5.13%, 10/15/19 (Call 10/15/16)	USD	75	78,000
6.38%, 10/15/23 (Call 10/15/18)	USD	75	78,942
Tenet Healthcare Corp.
4.38%, 10/01/21	USD	100	98,375
4.50%, 04/01/21	USD	100	98,630
5.00%, 03/01/19[b]	USD	100	94,000
5.50%, 03/01/19	USD	25	23,871
6.00%, 10/01/20	USD	100	105,250
6.25%, 11/01/18	USD	100	105,125
6.75%, 06/15/23[b]	USD	150	138,948
8.00%, 08/01/20 (Call 02/29/16)	USD	50	50,125
8.13%, 04/01/22	USD	250	250,625
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)[b]	USD	75	67,500
TerraForm Power Operating LLC
5.88%, 02/01/23 (Call 02/01/18)[a,b]	USD	75	59,812
Tesoro Corp.
5.38%, 10/01/22 (Call 10/01/17)[b]	USD	50	48,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[a,b]	USD	50	46,563

Security		Principal (000s)	Value

5.88%, 10/01/20 (Call 10/01/16)	USD	$50	$46,250
6.13%, 10/15/21 (Call 10/15/16)[b]	USD	50	45,102
6.25%, 10/15/22 (Call 10/15/18)[a]	USD	50	45,688
Toll Brothers Finance Corp.
5.88%, 02/15/22 (Call 11/15/21)	USD	100	104,140
Toys R Us Inc.
10.38%, 08/15/17 (Call 02/29/16)[b]	USD	25	21,250
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 02/29/16)	USD	75	69,412
TransDigm Inc.
6.00%, 07/15/22 (Call 07/15/17)[b]	USD	100	98,000
6.50%, 07/15/24 (Call 07/15/19)	USD	75	73,500
6.50%, 05/15/25 (Call 05/15/20)[a]	USD	75	72,187
7.50%, 07/15/21 (Call 07/15/16)[b]	USD	50	51,000
Transocean Inc.
3.00%, 10/15/17	USD	50	42,500
4.30%, 10/15/22 (Call 07/15/22)	USD	50	24,125
6.00%, 03/15/18[b]	USD	75	59,309
6.50%, 11/15/20[b]	USD	75	44,531
7.13%, 12/15/21	USD	75	43,785
TreeHouse Foods Inc.
6.00%, 02/15/24 (Call 02/15/19)[a]	USD	25	25,568
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[a,b]	USD	100	99,880
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
6.38%, 05/01/22 (Call 01/05/18)[c]	EUR	100	103,275

42

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

Tronox Finance LLC
6.38%, 08/15/20 (Call 02/29/16)	USD	$100	$61,750
7.50%, 03/15/22 (Call 03/15/18)[a]	USD	50	30,125
U.S. Airways Group Inc.
6.13%, 06/01/18[b]	USD	50	51,031
U.S. Steel Corp.
6.05%, 06/01/17	USD	50	38,750
7.00%, 02/01/18[b]	USD	25	15,580
7.38%, 04/01/20[b]	USD	50	23,875
7.50%, 03/15/22 (Call 03/15/17)[b]	USD	25	11,564
Ultra Petroleum Corp.
5.75%, 12/15/18 (Call 02/29/16)[a]	USD	50	7,531
6.13%, 10/01/24 (Call 10/01/19)[a]	USD	75	11,625
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)	USD	75	72,750
5.50%, 07/15/25 (Call 07/15/20)[b]	USD	75	66,937
5.75%, 11/15/24 (Call 05/15/19)[b]	USD	100	92,250
6.13%, 06/15/23 (Call 12/15/17)[b]	USD	75	72,187
7.38%, 05/15/20 (Call 05/15/16)[b]	USD	50	51,500
7.63%, 04/15/22 (Call 04/15/17)	USD	100	102,875
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a]	USD	100	96,500
5.13%, 02/15/25 (Call 02/15/20)[a]	USD	100	94,436
6.75%, 09/15/22 (Call 09/15/17)[a]	USD	90	92,756
8.50%, 05/15/21 (Call 02/29/16)[a,b]	USD	50	49,875

Security		Principal (000s)	Value

Valeant Pharmaceuticals International
7.00%, 10/01/20 (Call 02/29/16)[a]	USD	$50	$49,313
Valeant Pharmaceuticals International Inc.
4.50%, 05/15/23 (Call 05/15/18)[c]	EUR	125	115,771
5.38%, 03/15/20 (Call 03/15/17)[a]	USD	200	188,625
5.50%, 03/01/23 (Call 03/01/18)[a]	USD	100	88,456
5.63%, 12/01/21 (Call 12/01/16)[a]	USD	75	68,871
5.88%, 05/15/23 (Call 05/15/18)[a]	USD	225	202,219
6.13%, 04/15/25 (Call 04/15/20)[a,b]	USD	300	269,437
6.38%, 10/15/20 (Call 10/15/16)[a]	USD	175	168,875
6.75%, 08/15/21 (Call 02/29/16)[a,b]	USD	50	48,266
7.25%, 07/15/22 (Call 07/15/16)[a]	USD	50	48,938
7.50%, 07/15/21 (Call 07/15/16)[a]	USD	150	148,972
Vereit Operating Partnership LP
2.00%, 02/06/17	USD	100	98,625
3.00%, 02/06/19 (Call 01/06/19)	USD	50	47,646
4.60%, 02/06/24 (Call 11/06/23)	USD	50	47,188
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	USD	50	49,386
5.25%, 04/01/25 (Call 01/01/25)	USD	50	49,456
Voya Financial Inc.
5.65%, 05/15/53 (Call 05/15/23)[d]	USD	50	48,563
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	USD	25	24,813
7.50%, 06/15/21	USD	50	57,181

43

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security		Principal (000s)	Value

VWR Funding Inc.
4.63%, 04/15/22 (Call 04/15/18)[c]	EUR	$100	$101,199
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a,b]	USD	75	63,375
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	USD	100	65,000
5.75%, 03/15/21 (Call 12/15/20)[b]	USD	100	63,500
6.25%, 04/01/23 (Call 01/01/23)[b]	USD	50	31,375
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 02/29/16)	USD	75	70,687
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)	USD	50	35,500
7.50%, 06/01/22 (Call 06/01/17)	USD	50	38,125
7.50%, 04/01/23 (Call 04/01/16)[b]	USD	50	37,750
7.75%, 10/15/20 (Call 02/29/16)	USD	50	41,375
7.75%, 10/01/21 (Call 10/01/16)[b]	USD	75	58,687
7.88%, 11/01/17	USD	100	104,500
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 02/29/16)[a]	USD	50	50,750
6.75%, 04/15/22 (Call 04/15/17)[a]	USD	50	43,671
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)[b]	USD	50	27,250
6.00%, 01/15/22 (Call 10/15/21)[b]	USD	75	42,381
7.50%, 08/01/20 (Call 07/01/20)	USD	50	31,405

Security		Principal (000s)	Value

8.25%, 08/01/23 (Call 06/01/23)	USD	$25	$15,333
WR Grace & Co.-Conn
5.13%, 10/01/21[a,b]	USD	100	100,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a]	USD	50	42,063
5.38%, 03/15/22 (Call 03/15/17)[b]	USD	50	47,818
5.50%, 03/01/25 (Call 12/01/24)[a,b]	USD	175	153,453
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a,b]	USD	125	111,875
7.88%, 09/01/19 (Call 09/01/16)[a]	USD	75	74,920
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)	USD	125	121,975
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[b]	USD	100	104,000

			50,592,737

TOTAL CORPORATE BONDS & NOTES
(Cost: $92,388,657)			81,367,267

44

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 22.30%

MONEY MARKET FUNDS — 22.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[f,g,h]	16,745	$16,745,344
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[f,g,h]	1,593	1,592,928
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[f,g]	436	435,584

		18,773,856

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,773,856)		18,773,856

TOTAL INVESTMENTS IN SECURITIES — 118.94%
(Cost: $111,162,513)		100,141,123
Other Assets, Less Liabilities — (18.94)%		(15,948,354)

NET ASSETS — 100.00%		$84,192,769

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

USD — United States Dollar

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Investments are denominated in U.S. dollars.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

45

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2016

Security	Principal or Shares (000s)		Value

COMMON STOCKS — 0.00%

SOUTH AFRICA — 0.00%
Sentry Holdings Ltd. Class A	GBP	1	$—

TOTAL COMMON STOCKS (Cost: $159,437)			—
CORPORATE BONDS & NOTES — 96.78%

AUSTRALIA — 0.60%
Origin Energy Finance Ltd.
4.00%, 09/16/74 (Call 09/16/19)[a,b]	EUR	$500	$361,093
Santos Finance Ltd.
8.25%, 09/22/70 (Call 09/22/17)[b]	EUR	500	476,102

			837,195

AUSTRIA — 1.07%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG
8.13%, 10/30/23[a]	EUR	200	254,189
Raiffeisen Bank International AG
4.50%, 02/21/25 (Call 02/21/20)[a,b]	EUR	300	237,382
5.88%, 04/27/23 (Call 04/27/18)[b]	EUR	200	205,989
6.00%, 10/16/23[a]	EUR	200	182,934
6.63%, 05/18/21	EUR	300	317,374
Raiffeisenlandesbank Niederoesterreich-Wien AG
5.88%, 11/27/23[a]	EUR	200	178,926
Wienerberger AG
4.00%, 04/17/20	EUR	100	115,053

			1,491,847
BELGIUM — 0.80%
Barry Callebaut Services NV
5.63%, 06/15/21[a]	EUR	200	252,735
6.00%, 07/13/17[a]	EUR	100	115,799
Ethias SA
5.00%, 01/14/26[a]	EUR	200	167,229
Ontex Group NV
4.75%, 11/15/21 (Call 11/15/17)[a]	EUR	100	114,202
Telenet Finance VI Luxembourg SCA
4.88%, 07/15/27 (Call 07/15/21)[a]	EUR	300	308,131
Univeg Holding BV
7.88%, 11/15/20 (Call 11/15/16)[a]	EUR	150	163,642

			1,121,738

Security	Principal (000s)		Value

CANADA — 3.02%
Air Canada
7.63%, 10/01/19 (Call 10/01/16)[c]	CAD	$150	$111,121
Athabasca Oil Corp.
7.50%, 11/19/17 (Call 02/29/16)[c]	CAD	250	150,856
7.50%, 11/19/17 (Call 02/29/16)[a]	CAD	50	29,490
AutoCanada Inc.
5.63%, 05/25/21 (Call 05/25/17)	CAD	100	66,264
Baytex Energy Corp.
6.63%, 07/19/22 (Call 07/19/17)	CAD	150	71,416
Bombardier Inc.
6.13%, 05/15/21[a]	EUR	400	382,652
Canadian Energy Services & Technology Corp.
7.38%, 04/17/20 (Call 04/17/17)	CAD	200	125,493
Cascades Inc.
5.50%, 07/15/21 (Call 07/15/17)[c]	CAD	125	85,569
Centric Health Corp.
8.63%, 04/18/18 (Call 04/18/16)	CAD	100	71,149
Corus Entertainment Inc.
4.25%, 02/11/20[a]	CAD	350	263,635
Crew Energy Inc.
8.38%, 10/21/20 (Call 10/21/16)[a]	CAD	100	63,244
Entertainment One Ltd.
6.88%, 12/15/22 (Call 12/15/18)[a]	GBP	100	139,159
Gateway Casinos & Entertainment Ltd.
8.50%, 11/26/20 (Call 11/26/16)[c]	CAD	100	66,797
GFL Environmental Inc.
7.50%, 06/18/18 (Call 02/29/16)[a]	CAD	150	104,459
Gibson Energy Inc.
5.38%, 07/15/22 (Call 07/15/17)[c]	CAD	125	72,541
5.38%, 07/15/22 (Call 07/15/17)[a]	CAD	50	29,135
7.00%, 07/15/20 (Call 07/15/16)[c]	CAD	100	66,051
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[c]	CAD	250	175,431
Mattamy Group Corp.
6.88%, 11/15/20 (Call 02/29/16)[c]	CAD	150	98,863
Newalta Corp. Series 2
7.75%, 11/14/19 (Call 02/29/16)	CAD	50	29,727
Noralta Lodge Ltd.
7.50%, 09/24/19 (Call 09/24/16)[a]	CAD	75	38,906
NRL Energy Investments Ltd.
8.25%, 04/13/18 (Call 02/29/16)	CAD	75	6,928
Paramount Resources Ltd.
7.63%, 12/04/19 (Call 02/29/16)	CAD	250	126,132
Parkland Fuel Corp.
5.50%, 05/28/21 (Call 05/28/17)	CAD	100	68,929
6.00%, 11/21/22 (Call 11/21/17)	CAD	100	69,817

46

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2016

Security	Principal (000s)		Value

Perpetual Energy Inc.
8.75%, 03/15/18 (Call 02/29/16)[a]	CAD	$50	$18,831
8.75%, 07/23/19 (Call 07/23/16)	CAD	100	34,820
Postmedia Network Inc.
8.25%, 08/16/17 (Call 02/29/16)[c]	CAD	124	81,072
Precision Drilling Corp.
6.50%, 03/15/19 (Call 02/29/16)	CAD	150	87,404
Quebecor Media Inc.
6.63%, 01/15/23[c]	CAD	275	196,101
7.38%, 01/15/21 (Call 02/29/16)	CAD	150	109,762
River Cree Enterprises LP
11.00%, 01/20/21 (Call 01/20/18)[c]	CAD	100	70,350
Russel Metals Inc.
6.00%, 04/19/22 (Call 04/19/17)	CAD	100	66,797
6.00%, 04/19/22 (Call 04/19/17)[c]	CAD	75	50,331
Sirius XM Canada Holdings Inc.
5.63%, 04/23/21 (Call 04/23/17)[c]	CAD	150	101,794
Southern Pacific Resource Corp.
8.75%, 01/25/18 (Call 02/29/16)[c,d,e]	CAD	50	888
Superior Plus LP
6.50%, 12/09/21 (Call 12/09/17)	CAD	100	69,639
Tervita Corp.
9.00%, 11/15/18 (Call 02/29/16)[c]	CAD	100	40,504
Trilogy Energy Corp.
7.25%, 12/13/19 (Call 02/29/16)[c]	CAD	150	88,470
Videotron Ltd.
5.63%, 06/15/25 (Call 03/15/25)	CAD	275	193,267
5.75%, 01/15/26 (Call 09/15/20)[a]	CAD	150	105,561
6.88%, 07/15/21 (Call 06/15/16)	CAD	225	165,802
Wajax Corp.
6.13%, 10/23/20 (Call 10/23/17)[a]	CAD	100	68,929
Yellow Pages Digital & Media Solutions Ltd.
9.25%, 11/30/18 (Call 02/29/16)[c]	CAD	214	157,964

			4,222,050
DENMARK — 0.27%
TDC A/S
3.50%, 02/26/49 (Call 02/26/21)[a,b]	EUR	400	382,357

			382,357

Security	Principal (000s)		Value

FINLAND — 0.69%
Nokia OYJ
6.75%, 02/04/19[a]	EUR	$300	$378,363
Stora Enso OYJ
5.00%, 03/19/18[a]	EUR	250	289,459
5.50%, 03/07/19[a]	EUR	250	298,754

			966,576
FRANCE — 9.73%
3AB Optique Developpement SAS
5.63%, 04/15/19 (Call 02/29/16)[a]	EUR	200	193,144
Areva SA
3.13%, 03/20/23 (Call 12/20/22)[a]	EUR	500	462,576
3.25%, 09/04/20[a]	EUR	300	290,530
3.50%, 03/22/21	EUR	400	386,795
4.38%, 11/06/19	EUR	400	406,471
4.63%, 10/05/17	EUR	400	430,656
4.88%, 09/23/24	EUR	500	486,231
Autodis SA
6.50%, 02/01/19 (Call 02/08/16)[a]	EUR	180	199,823
Cegedim SA
6.75%, 04/01/20 (Call 04/01/16)[a]	EUR	200	226,516
Cerba European Lab SAS
7.00%, 02/01/20 (Call 02/29/16)[a]	EUR	200	223,331
CGG SA
5.88%, 05/15/20 (Call 05/15/17)[a]	EUR	250	116,659
Ciments Francais SA
4.75%, 04/04/17[a]	EUR	200	224,363
CMA CGM SA
7.75%, 01/15/21 (Call 01/15/18)[a]	EUR	400	336,357
8.75%, 12/15/18 (Call 02/29/16)[a]	EUR	200	193,192
Elis SA
3.00%, 04/30/22 (Call 04/30/18)[a]	EUR	400	412,614
Ephios Bondco PLC
6.25%, 07/01/22 (Call 07/01/18)[a]	EUR	400	441,476
Europcar Groupe SA
5.75%, 06/15/22 (Call 06/15/18)[a]	EUR	300	327,350
Faurecia
3.13%, 06/15/22 (Call 06/15/18)[a]	EUR	350	363,546
Financiere Gaillon 8 SAS
7.00%, 09/30/19 (Call 03/31/16)[a]	EUR	200	222,508
Groupama SA
7.88%, 10/27/39 (Call 10/27/19)[b]	EUR	400	441,922

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2016

Security	Principal (000s)		Value

Holdikks SAS
6.75%, 07/15/21 (Call 07/15/17)[a]	EUR	$200	$202,701
Holding Medi-Partenaires SAS
7.00%, 05/15/20 (Call 05/15/16)[a]	EUR	300	341,450
HomeVi SAS
6.88%, 08/15/21 (Call 08/15/17)[a]	EUR	200	223,057
Horizon Holdings III SASU
5.13%, 08/01/22 (Call 08/01/18)[a]	EUR	200	219,870
La Financiere Atalian SAS
7.25%, 01/15/20[a]		225	255,597
Labeyrie Fine Foods SAS
5.63%, 03/15/21 (Call 03/15/17)[a]	EUR	100	109,274
Loxam SAS
4.88%, 07/23/21 (Call 07/23/17)[a]	EUR	200	220,465
7.00%, 07/23/22 (Call 07/23/17)[a]	EUR	150	164,187
Nexans SA
4.25%, 03/19/18	EUR	100	111,819
5.75%, 05/02/17	EUR	200	223,872
Novafives SAS
4.50%, 06/30/21 (Call 06/30/17)[a]	EUR	150	129,792
Numericable-SFR SAS
5.38%, 05/15/22 (Call 05/15/17)[a]	EUR	500	553,554
5.63%, 05/15/24 (Call 05/15/19)[a]	EUR	700	766,831
PagesJaunes Finance & Co. SCA
8.88%, 06/01/18 (Call 02/08/16)[a]	EUR	200	142,831
Paprec Holding
5.25%, 04/01/22 (Call 04/01/18)[a]	EUR	100	102,813
Peugeot SA
5.63%, 07/11/17[a]	EUR	200	228,452
6.50%, 01/18/19[a]	EUR	400	483,169
7.38%, 03/06/18[a]	EUR	400	479,852
Rexel SA
3.25%, 06/15/22 (Call 06/15/18)[a]	EUR	300	311,912
5.13%, 06/15/20 (Call 06/15/16)[a]	EUR	300	338,112
SGD Group SAS
5.63%, 05/15/19 (Call 02/29/16)[a]	EUR	200	212,270
SMCP SAS
8.88%, 06/15/20 (Call 06/15/16)[a]	EUR	100	114,176
SPCM SA
2.88%, 06/15/23 (Call 06/15/18)[a]	EUR	300	304,113
Synlab Unsecured Bondco PLC
8.25%, 07/01/23 (Call 07/01/18)[a]	EUR	250	261,721
Tereos Finance Groupe I
4.25%, 03/04/20 (Call 03/04/19)	EUR	200	194,367

Security	Principal (000s)		Value

THOM Europe SAS
7.38%, 07/15/19 (Call 07/15/16)[a]	EUR	$200	$222,994
Vallourec SA
2.25%, 09/30/24[a]	EUR	300	209,377
3.25%, 08/02/19	EUR	100	81,154

			13,595,842
GERMANY — 15.92%
Bayerische Landbank
5.75%, 10/23/17[a]	EUR	500	581,805
Bilfinger SE
2.38%, 12/07/19[a]	EUR	300	322,245
CeramTec Group GmbH
8.25%, 08/15/21 (Call 08/15/16)[a]	EUR	200	230,498
Commerzbank AG
6.38%, 03/22/19	EUR	700	835,743
7.75%, 03/16/21	EUR	700	896,717
Deutsche Lufthansa AG
1.13%, 09/12/19[a]	EUR	250	272,669
5.13%, 08/12/75 (Call 02/12/21)[a,b]	EUR	300	326,578
Deutsche Raststaetten Gruppe IV GmbH
6.75%, 12/30/20 (Call 12/30/16)[a]	EUR	200	228,425
Douglas GmbH
6.25%, 07/15/22 (Call 07/15/18)[a]	EUR	150	168,183
FMC Finance VII SA
5.25%, 02/15/21[a]	EUR	200	248,662
FMC Finance VIII SA
5.25%, 07/31/19[a]	EUR	150	183,321
6.50%, 09/15/18[a]	EUR	200	245,169
Franz Haniel & Cie GmbH
5.88%, 02/01/17	EUR	100	113,311
Fresenius Finance BV
2.38%, 02/01/19[a]	EUR	200	226,316
2.88%, 07/15/20[a]	EUR	200	230,152
3.00%, 02/01/21[a]	EUR	300	345,207
4.00%, 02/01/24[a]	EUR	200	243,748
4.25%, 04/15/19[a]	EUR	200	239,322
FTE Verwaltungs GmbH
9.00%, 07/15/20 (Call 07/15/16)[a]	EUR	100	112,809
Galapagos Holding SA
7.00%, 06/15/22 (Call 06/15/17)[a]	EUR	100	89,853
Hapag-Lloyd AG
7.50%, 10/15/19 (Call 10/15/16)[a]	EUR	100	109,828
7.75%, 10/01/18 (Call 02/29/16)[a]	EUR	200	216,933

48

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2016

Security	Principal (000s)		Value

HeidelbergCement Finance Luxembourg SA
2.25%, 03/12/19[a]	EUR	$300	$328,735
3.25%, 10/21/20[a]	EUR	200	225,283
3.25%, 10/21/21[a]	EUR	300	337,887
5.63%, 01/04/18	EUR	300	349,618
7.50%, 04/03/20[a]	EUR	400	515,132
8.00%, 01/31/17[a]	EUR	500	577,723
8.50%, 10/31/19[a]	EUR	200	261,925
9.50%, 12/15/18[a]	EUR	200	261,270
Hornbach Baumarkt AG
3.88%, 02/15/20[a]	EUR	150	173,867
HP Pelzer Holding GmbH
7.50%, 07/15/21 (Call 07/15/17)[a]	EUR	150	166,359
KION Finance SA
6.75%, 02/15/20 (Call 02/15/17)[a]	EUR	200	224,618
Kirk Beauty One GmbH
8.75%, 07/15/23 (Call 07/15/18)[a]	EUR	150	164,336
KraussMaffei Group GmbH
8.75%, 12/15/20 (Call 02/29/16)[a]	EUR	160	184,670
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	300	365,127
Pfleiderer GmbH
7.88%, 08/01/19 (Call 08/01/16)[a]	EUR	100	111,452
Phoenix PIB Dutch Finance BV
3.13%, 05/27/20[a]	EUR	100	110,788
3.63%, 07/30/21[a]	EUR	200	221,261
ProGroup AG
5.13%, 05/01/22[a]		200	222,685
Rapid Holding GmbH
6.63%, 11/15/20 (Call 05/15/17)[a]	EUR	200	220,870
Rheinmetall AG
5.25%, 09/22/17	EUR	300	345,352
RWE AG
1.00%, 04/21/75[a,b]		700	601,378
Schaeffler Finance BV
2.50%, 05/15/20 (Call 05/15/17)[a]	EUR	200	213,396
2.75%, 05/15/19 (Call 05/15/16)[a]	EUR	350	377,144
3.25%, 05/15/19 (Call 05/15/16)[a]	EUR	200	215,072
3.25%, 05/15/25 (Call 05/15/20)[a]	EUR	400	404,974
3.50%, 05/15/22 (Call 05/15/17)[a]	EUR	300	321,788
4.25%, 05/15/18 (Call 02/29/16)[a]	EUR	100	109,867

Security	Principal (000s)		Value

SGL Carbon SE
4.88%, 01/15/21 (Call 01/15/17)[a]	EUR	$100	$102,121
Takko Luxembourg 2 SCA
9.88%, 04/15/19 (Call 04/15/16)[a]	EUR	200	116,297
Techem Energy Metering Service GmbH & Co. KG
7.88%, 10/01/20 (Call 10/01/16)[a]	EUR	200	230,149
Techem GmbH
6.13%, 10/01/19 (Call 02/29/16)[a]	EUR	100	113,067
ThyssenKrupp AG
1.75%, 11/25/20 (Call 08/25/20)[a]	EUR	450	476,803
2.50%, 02/25/25 [a]	EUR	300	305,365
3.13%, 10/25/19 (Call 07/25/19)[a]	EUR	600	670,157
4.00%, 08/27/18	EUR	900	1,022,397
4.38%, 02/28/17	EUR	600	668,745
Trionista Holdco GmbH
5.00%, 04/30/20 (Call 04/30/16)[a]	EUR	200	222,353
Trionista TopCo GmbH
6.88%, 04/30/21 (Call 04/30/16)[a]	EUR	300	339,508
TUI AG
4.50%, 10/01/19 (Call 10/01/16)[a]	EUR	100	112,338
Unitymedia GmbH
3.75%, 01/15/27 (Call 01/15/21)[a]	EUR	400	381,405
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
3.50%, 01/15/27 (Call 01/15/21)[a]	EUR	300	304,326
4.00%, 01/15/25 (Call 01/15/20)[a]	EUR	400	420,851
4.63%, 02/15/26 (Call 02/15/21)[a]	EUR	200	216,410
5.13%, 01/21/23 (Call 01/21/18)[a]	EUR	243	274,651
5.50%, 09/15/22 (Call 09/15/17)[a]	EUR	324	368,788
5.63%, 04/15/23 (Call 04/15/18)[a]	EUR	160	182,373
5.75%, 01/15/23 (Call 01/15/18)[a]	EUR	162	184,947
WEPA Hygieneprodukte GmbH
6.50%, 05/15/20 (Call 05/15/16)[a]	EUR	200	227,549
ZF North America Capital Inc.
2.25%, 04/26/19[a]	EUR	600	638,129
2.75%, 04/27/23[a]	EUR	600	597,101

			22,255,901

GREECE — 1.13%
Frigoglass Finance BV
8.25%, 05/15/18 (Call 02/29/16)[a]	EUR	100	101,406
Intralot Finance Luxembourg SA
9.75%, 08/15/18 (Call 08/15/16)[a]	EUR	150	165,404

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2016

Security	Principal (000s)		Value

OTE PLC
3.50%, 07/09/20[a]	EUR	$400	$401,226
4.38%, 12/02/19[a]	EUR	100	105,581
7.88%, 02/07/18[a]	EUR	400	451,966
PPC Finance PLC
5.50%, 05/01/19 (Call 05/01/16)[a]	EUR	300	249,953
Titan Global Finance PLC
4.25%, 07/10/19[a]	EUR	100	105,685

			1,581,221

INDIA — 0.22%
Samvardhana Motherson Automotive Systems Group BV
4.13%, 07/15/21 (Call 07/15/17)[a]	EUR	300	304,517

			304,517

IRELAND — 2.49%
Allied Irish Banks PLC
1.38%, 03/16/20[a]	EUR	200	218,118
2.75%, 04/16/19[a]	EUR	300	340,907
4.13%, 11/26/25 (Call 11/26/20)[a,b]	EUR	400	416,788
Ardagh Packaging Finance PLC
9.25%, 10/15/20 (Call 02/29/16)[a]	EUR	300	335,503
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 01/15/22 (Call 06/30/17)[a]	EUR	600	640,595
Bank of Ireland
4.25%, 06/11/24 (Call 06/11/19)[a,b]	EUR	400	438,514
10.00%, 12/19/22 [a]	EUR	100	140,417
eircom Finance Ltd.
9.25%, 05/15/20 (Call 05/15/16)[a]	EUR	200	228,702
Smurfit Kappa Acquisitions
2.75%, 02/01/25 (Call 11/01/24)[a]	EUR	150	151,239
3.25%, 06/01/21 (Call 03/10/21)[a]	EUR	300	331,965
4.13%, 01/30/20[a]	EUR	200	232,089

			3,474,837

ITALY — 18.99%
Astaldi SpA
7.13%, 12/01/20 (Call 12/01/16)[a]	EUR	400	414,534
Autostrada Brescia Verona Vicenza Padova SpA
2.38%, 03/20/20[a]	EUR	350	379,381
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[a]	EUR	500	512,844
5.00%, 04/21/20[a]	EUR	250	223,173
5.60%, 09/09/20	EUR	200	179,079

Security	Principal (000s)		Value

Banca Popolare di Milano Scarl
4.25%, 01/30/19[a]	EUR	$200	$228,578
7.13%, 03/01/21[a]	EUR	300	339,068
Banca Popolare di Vicenza
2.75%, 03/20/20[a]	EUR	400	360,631
5.00%, 10/25/18[a]	EUR	200	198,340
Banco Popolare SC
2.38%, 01/22/18[a]	EUR	300	319,903
2.63%, 09/21/18[a]	EUR	300	320,151
2.75%, 07/27/20[a]	EUR	500	514,175
3.50%, 03/14/19[a]	EUR	700	751,127
6.00%, 11/05/20[a]	EUR	400	430,656
6.38%, 05/31/21[a]	EUR	200	216,410
Bormioli Rocco Holdings SA
10.00%, 08/01/18 (Call 02/29/16)[a]	EUR	100	111,662
Buzzi Unicem SpA
5.13%, 12/09/16[a]	EUR	100	111,993
6.25%, 09/28/18[a]	EUR	200	239,157
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
7.50%, 08/01/21 (Call 08/01/17)[a]	EUR	150	133,092
Enel SpA
5.00%, 01/15/75 (Call 01/15/20)[a,b]	EUR	500	554,929
6.50%, 01/10/74 (Call 01/10/19)[a,b]	EUR	700	805,721
Fiat Finance North America Inc.
5.63%, 06/12/17	EUR	550	620,596
Finmeccanica SA
8.00%, 12/16/19	GBP	150	245,038
Finmeccanica SpA
4.50%, 01/19/21	EUR	400	471,135
Iccrea Banca SpA
1.88%, 11/25/19[a]	EUR	300	327,697
Intesa Sanpaolo SpA
2.86%, 04/23/25[a]	EUR	300	316,500
3.93%, 09/15/26[a]	EUR	500	544,908
5.00%, 09/23/19[a]	EUR	600	701,168
5.15%, 07/16/20	EUR	500	593,906
6.63%, 05/08/18[a]	EUR	400	463,517
6.63%, 09/13/23[a]	EUR	800	1,021,267
Italcementi Finance SA
6.13%, 02/21/18 [a]	EUR	300	350,799
6.63%, 03/19/20 [a]	EUR	400	493,200

50

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2016

Security	Principal (000s)		Value

IVS F SpA
7.13%, 04/01/20 (Call 04/01/16)[a]	EUR	$100	$112,317
Manutencoop Facility Management SpA
8.50%, 08/01/20 (Call 08/01/16)[a]	EUR	200	175,439
Mediobanca SpA
5.00%, 11/15/20	EUR	400	467,735
5.75%, 04/18/23	EUR	300	363,569
Piaggio & C SpA
4.63%, 04/30/21 (Call 04/30/17)[a]	EUR	100	109,549
Rhino Bondco SpA
7.25%, 11/15/20 (Call 11/01/16)[a]	EUR	100	114,844
Salini Costruttori SpA
6.13%, 08/01/18	EUR	200	227,278
Sisal Group SpA
7.25%, 09/30/17 (Call 02/08/16)[a]	EUR	100	106,403
Snai SpA
7.63%, 06/15/18 (Call 12/15/16)[a]	EUR	200	214,089
TeamSystem Holding SpA
7.38%, 05/15/20 (Call 05/15/16)[a]	EUR	265	296,349
Telecom Italia SpA
3.25%, 01/16/23[a]	EUR	400	432,207
3.63%, 01/19/24[a]	EUR	300	325,469
4.00%, 01/21/20[a]	EUR	300	346,975
4.50%, 09/20/17[a]	EUR	200	229,342
4.50%, 01/25/21[a]	EUR	250	294,976
4.75%, 05/25/18[a]	EUR	300	350,747
4.88%, 09/25/20[a]	EUR	300	360,418
5.25%, 02/10/22[a]	EUR	400	483,023
5.38%, 01/29/19[a]	EUR	400	479,850
6.13%, 12/14/18	EUR	200	244,099
6.38%, 06/24/19	GBP	400	612,950
UniCredit SpA
5.75%, 09/26/17	EUR	500	576,358
5.75%, 10/28/25 (Call 10/28/20)[a,b]	EUR	500	564,152
6.13%, 04/19/21[a]	EUR	400	467,415
6.70%, 06/05/18[a]	EUR	550	642,737
6.95%, 10/31/22[a]	EUR	800	969,247
Unipol Gruppo Finanziario SpA
3.00%, 03/18/25[a]	EUR	500	501,426
4.38%, 03/05/21[a]	EUR	240	272,847

Security	Principal (000s)		Value

Veneto Banca SCPA
4.00%, 05/20/19[a]	EUR	$300	$294,322
Wind Acquisition Finance SA
4.00%, 07/15/20 (Call 07/15/16)[a]	EUR	1,400	1,475,785
7.00%, 04/23/21 (Call 04/23/17)[a]	EUR	900	940,012

			26,546,264
JAPAN — 1.11%
SoftBank Group Corp.
4.00%, 07/30/22 (Call 04/30/22)[a]	EUR	300	315,082
4.63%, 04/15/20[a]	EUR	300	335,019
4.75%, 07/30/25 (Call 04/30/25)[a]	EUR	600	603,237
5.25%, 07/30/27 (Call 04/30/27)[a]	EUR	300	295,077

			1,548,415
LUXEMBOURG — 6.39%
Altice Financing SA
5.25%, 02/15/23 (Call 02/15/18)[a]	EUR	300	314,326
6.50%, 01/15/22 (Call 12/15/16)[a]	EUR	150	167,580
Altice Finco SA
9.00%, 06/15/23 (Call 06/15/18)[a]	EUR	100	119,185
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)[a]	EUR	300	273,223
7.25%, 05/15/22 (Call 05/15/17)[a]	EUR	1,200	1,227,245
ArcelorMittal
2.88%, 07/06/20[a]	EUR	400	355,762
3.00%, 03/25/19[a]	EUR	400	374,727
3.00%, 04/09/21[a]	EUR	200	170,429
3.13%, 01/14/22[a]	EUR	400	334,850
5.75%, 03/29/18[a]	EUR	200	206,414
5.88%, 11/17/17[a]	EUR	550	587,922

51

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2016

Security	Principal (000s)		Value

Befesa Zinc SAU Via Zinc Capital SA
8.88%, 05/15/18 (Call 02/29/16)[a]	EUR	$100	$96,244
ConvaTec Healthcare E SA
10.88%, 12/15/18 (Call 02/29/16)[a]	EUR	150	166,730
Garfunkelux Holdco 3 SA
7.50%, 08/01/22 (Call 08/01/18)[a]	EUR	200	216,410
8.50%, 11/01/22 (Call 11/01/18)[a]	GBP	250	348,653
GCS Holdco Finance I SA
6.50%, 11/15/18 (Call 02/08/16)[a]	EUR	200	221,869
Geo Debt Finance SCA
7.50%, 08/01/18 (Call 02/29/16)[a]	EUR	200	193,085
INEOS Group Holdings SA
5.75%, 02/15/19 (Call 02/29/16)[a]	EUR	350	368,300
6.50%, 08/15/18 (Call 02/29/16)[a]	EUR	200	213,995
LSF9 Balta Issuer SA
7.75%, 09/15/22 (Call 09/15/18)[a]	EUR	150	165,585
Magnolia BC SA
9.00%, 08/01/20 (Call 08/01/16)[a]	EUR	200	229,625
Matterhorn Telecom Holding SA
4.88%, 05/01/23 (Call 05/01/18)[a]	EUR	200	181,290
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 05/01/18)[a]	EUR	500	488,444
Picard Bondco SA
7.75%, 02/01/20 (Call 08/01/16)[a]	EUR	250	286,171
SIG Combibloc Holdings SCA
7.75%, 02/15/23 (Call 02/15/18)[a]	EUR	400	445,755
Swissport Investments SA
6.75%, 12/15/21 (Call 06/15/18)[a]	EUR	200	223,228
9.75%, 12/15/22 (Call 12/15/18)[a]	EUR	150	163,227
Telenet Finance III Luxembourg SCA
6.63%, 02/15/21 (Call 02/29/16)[a]	EUR	200	222,760
Telenet Finance V Luxembourg SCA
6.25%, 08/15/22 (Call 08/15/17)[a]	EUR	100	115,384
6.75%, 08/15/24 (Call 08/15/18)[a]	EUR	200	235,039
Unilabs Subholding AB
8.50%, 07/15/18 (Call 02/08/16)[a]	EUR	200	223,252

			8,936,709
NETHERLANDS — 2.67%
Atradius Finance BV
5.25%, 09/23/44 (Call 09/23/24)[a,b]	EUR	150	130,963
Carlson Wagonlit BV
7.50%, 06/15/19 (Call 02/29/16)[a]	EUR	200	224,518

Security	Principal (000s)		Value

Constellium NV
4.63%, 05/15/21 (Call 05/15/17)[a]	EUR	$150	$134,480
Hema Bondco I BV
6.25%, 06/15/19 (Call 06/15/16)[a]	EUR	200	157,424
InterXion Holding NV
6.00%, 07/15/20 (Call 07/15/16)[a]	EUR	200	225,483
LGE HoldCo VI BV
7.13%, 05/15/24 (Call 05/15/19)[a]	EUR	400	464,677
Nyrstar Netherlands Holdings BV
8.50%, 09/15/19[a]	EUR	250	218,439
OI European Group BV
4.88%, 03/31/21[a]	EUR	200	228,803
6.75%, 09/15/20[a]	EUR	200	244,609
SNS Bank NV
6.25%, 10/26/20	EUR	50	—
Stork Technical Services Holdings BV
11.00%, 08/15/17 (Call 02/29/16)[a]	EUR	100	109,930
UPC Holding BV
6.38%, 09/15/22 (Call 09/15/17)[a]	EUR	400	456,468
6.75%, 03/15/23 (Call 03/15/18)[a]	EUR	200	231,650
UPCB Finance IV Ltd.
4.00%, 01/15/27 (Call 01/15/21)[a]	EUR	300	304,651
Ziggo Bond Finance BV
4.63%, 01/15/25 (Call 01/15/20)[a]	EUR	200	200,344
Ziggo Secured Finance BV
3.75%, 01/15/25 (Call 01/15/20)[a]	EUR	400	400,607

			3,733,046
NORWAY — 0.44%
Lock AS
7.00%, 08/15/21 (Call 08/15/17)[a]	EUR	400	444,921
Lock Lower Holding AS
9.50%, 08/15/22 (Call 08/15/18)[a]	EUR	100	107,854
Norske Skog AS
11.75%, 12/15/19 (Call 02/15/17)[a]	EUR	100	67,087

			619,862

PORTUGAL — 0.52%
Banco Comercial Portugues SA
3.38%, 02/27/17[a]	EUR	300	309,001
EDP - Energias de Portugal SA
5.38%, 09/16/75 (Call 03/16/21)[a,b]	EUR	400	413,862

			722,863

52

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2016

Security	Principal (000s)		Value

SOUTH AFRICA — 0.18%
Sappi Papier Holding GmbH
3.38%, 04/01/22 (Call 04/01/18)[a]	EUR	$250	$254,146

			254,146
SPAIN — 4.85%
Abengoa Finance SAU
6.00%, 03/31/21[a,e]	EUR	192	30,669
Abengoa Greenfield SA
5.50%, 10/01/19[a,e]	EUR	100	16,231
Aldesa Financial Services SA
7.25%, 04/01/21 (Call 04/01/17)[a]	EUR	150	115,238
Almirall SA
4.63%, 04/01/21 (Call 04/01/17)[a]	EUR	200	223,796
Banco de Sabadell SA
6.25%, 04/26/20	EUR	200	239,629
Bankia SA
3.50%, 01/17/19[a]	EUR	600	676,371
4.00%, 05/22/24 (Call 05/22/19)[a,b]	EUR	500	515,608
4.38%, 02/14/17	EUR	200	224,712
Bankinter SA
6.38%, 09/11/19[a]	EUR	150	183,485
BPE Financiaciones SA
2.00%, 02/03/20[a]	EUR	700	725,904
2.50%, 02/01/17	EUR	100	109,586
CaixaBank SA
5.00%, 11/14/23 (Call 11/14/18)[a,b]	EUR	400	442,031
Campofrio Food Group SA
3.38%, 03/15/22 (Call 03/15/18)[a]	EUR	300	318,715
Cellnex Telecom SAU
3.13%, 07/27/22[a]	EUR	300	309,966
Cirsa Funding Luxembourg SA
5.88%, 05/15/23 (Call 05/15/18)[a]	EUR	200	200,720
8.75%, 05/15/18 (Call 02/29/16)[a]	EUR	212	231,199
Ence Energia y Celulosa SA
5.38%, 11/01/22 (Call 11/01/18)[a]	EUR	150	164,133
Gestamp Funding Luxembourg SA
5.88%, 05/31/20 (Call 05/31/16)[a]	EUR	200	221,629
Grupo Antolin Dutch BV
4.75%, 04/01/21 (Call 04/01/17)[a]	EUR	100	110,007
5.13%, 06/30/22 (Call 06/30/18)[a]	EUR	300	332,109
Grupo Isolux Corsan Finance BV
6.63%, 04/15/21 (Call 04/15/17)[a]	EUR	500	159,602

Security	Principal (000s)		Value

Ibercaja Banco SA
5.00%, 07/28/25 (Call 07/28/20)[a,b]	EUR	$200	$200,360
NH Hotel Group SA
6.88%, 11/15/19 (Call 11/15/17)[a]	EUR	150	176,411
Obrascon Huarte Lain SA
4.75%, 03/15/22 (Call 03/15/18)[a]	EUR	250	197,223
5.50%, 03/15/23 (Call 03/15/18)[a]	EUR	200	164,743
PortAventura Entertainment Barcelona BV
7.25%, 12/01/20 (Call 12/01/16)[a]	EUR	100	109,250
Repsol International Finance BV
4.50%, 03/25/75 (Call 03/25/25)[a,b]	EUR	500	386,833

			6,786,160

SWEDEN — 1.50%
Akelius Residential Property AB
3.38%, 09/23/20[a]	EUR	200	218,597
Auris Luxembourg II SA
8.00%, 01/15/23 (Call 01/15/18)[a]	EUR	100	116,200
Ovako AB
6.50%, 06/01/19 (Call 06/01/16)[a]	EUR	150	103,065
Perstorp Holding AB
9.00%, 05/15/17 (Call 02/29/16)[a]	EUR	100	105,536
SSAB AB
3.88%, 04/10/19[a]	EUR	200	186,041
Stena AB
6.13%, 02/01/17[a]	EUR	100	109,608
Verisure Holding AB
6.00%, 11/01/22 (Call 11/01/18)[a]	EUR	400	446,354
Volvo Treasury AB
4.20%, 06/10/75 (Call 06/10/20)[a,b]	EUR	500	508,450
4.85%, 03/10/78 (Call 03/10/23)[a,b]	EUR	300	296,374

			2,090,225

SWITZERLAND — 0.66%
Dufry Finance SCA
4.50%, 07/15/22 (Call 07/15/17)[a]	EUR	300	332,946
4.50%, 08/01/23 (Call 08/01/18)[a]	EUR	350	387,428
Selecta Group BV
6.50%, 06/15/20 (Call 12/15/16)[a]	EUR	200	205,416

			925,790

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2016

Security	Principal (000s)		Value

UNITED KINGDOM — 17.65%
AA Bond Co. Ltd.
5.50%, 07/31/43 (Call 07/31/18)[a]	GBP	$400	$526,837
Algeco Scotsman Global Finance PLC
9.00%, 10/15/18 (Call 02/29/16)[a]	EUR	100	83,644
Alliance Automotive Finance PLC
6.25%, 12/01/21 (Call 11/19/17)[a]	EUR	100	111,681
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 03/31/16)[a]	GBP	300	455,884
Aston Martin Capital Ltd.
9.25%, 07/15/18 (Call 02/29/16)[a]	GBP	200	281,552
Boparan Finance PLC
4.38%, 07/15/21 (Call 07/15/17)[a]	EUR	250	239,186
5.25%, 07/15/19 (Call 07/15/16)[a]	GBP	150	197,815
5.50%, 07/15/21 (Call 07/15/17)[a]	GBP	100	125,343
Brakes Capital
7.13%, 12/15/18 (Call 02/29/16)[a]	GBP	200	290,709
Cabot Financial Luxembourg SA
10.38%, 10/01/19 (Call 02/29/16)[a]	GBP	150	226,171
CNH Industrial Finance Europe SA
2.75%, 03/18/19[a]	EUR	600	635,520
2.88%, 09/27/21[a]	EUR	300	310,719
6.25%, 03/09/18[a]	EUR	600	691,754
Co-Operative Bank PLC/United Kingdom
5.13%, 09/20/17	GBP	250	345,862
Cognita Financing PLC
7.75%, 08/15/21 (Call 08/15/17)[a]	GBP	150	214,107
Darty Financement SAS
5.88%, 03/01/21 (Call 03/01/17)[a]	EUR	100	112,201
EC Finance PLC
5.13%, 07/15/21 (Call 01/15/17)[a]	EUR	100	109,185
Eco-Bat Finance PLC
7.75%, 02/15/17 (Call 02/29/16)[a]	EUR	200	207,514
Elli Finance UK PLC
8.75%, 06/15/19 (Call 02/29/16)[a]	GBP	100	119,779
8.75%, 06/15/19 (Call 02/29/16)[c]	GBP	100	119,779
Fiat Chrysler Finance Europe
4.75%, 03/22/21[a]	EUR	500	560,134
4.75%, 07/15/22[a]	EUR	700	784,457
6.63%, 03/15/18[a]	EUR	600	694,842
6.75%, 10/14/19[a]	EUR	600	723,332
7.00%, 03/23/17[a]	EUR	400	454,668
7.38%, 07/09/18	EUR	300	356,193

Security	Principal (000s)		Value

Iceland Bondco PLC
6.25%, 07/15/21 (Call 07/15/17)[a]	GBP	$250	$305,325
Ineos Finance PLC
4.00%, 05/01/23 (Call 05/01/18)[a]	EUR	400	403,945
Infinis PLC
7.00%, 02/15/19 (Call 02/15/17)[c]	GBP	200	286,768
International Personal Finance PLC
5.75%, 04/07/21[a]	EUR	150	135,381
Interoute Finco PLC
7.38%, 10/15/20 (Call 10/15/17)[a]	EUR	200	226,257
Iron Mountain Europe PLC
6.13%, 09/15/22 (Call 09/15/17)[a]	GBP	200	287,024
Jaguar Land Rover Automotive PLC
3.88%, 03/01/23[a]	GBP	200	254,178
5.00%, 02/15/22[a]	GBP	200	280,068
Jerrold Finco PLC
9.75%, 09/15/18 (Call 09/15/16)[a]	GBP	150	227,934
Keystone Financing PLC
9.50%, 10/15/19 (Call 10/15/16)[a]	GBP	100	145,764
Matalan Finance PLC
6.88%, 06/01/19 (Call 05/30/16)[a]	GBP	100	119,687
6.88%, 06/01/19 (Call 05/30/16)[c]	GBP	100	119,687
Merlin Entertainments PLC
2.75%, 03/15/22 (Call 12/15/21)[a]	EUR	300	309,594
Moy Park Bondco PLC
6.25%, 05/29/21 (Call 05/29/17)[a]	GBP	150	208,520
New Look Secured Issuer PLC
6.50%, 07/01/22 (Call 06/24/18)[a]	GBP	450	622,523
Odeon & UCI Finco PLC
9.00%, 08/01/18 (Call 02/08/16)[a]	GBP	200	292,523
Pizzaexpress Financing 2 PLC
6.63%, 08/01/21 (Call 08/01/17)[a]	GBP	250	364,595
Premier Foods Finance PLC
6.50%, 03/15/21 (Call 03/15/17)[c]	GBP	150	197,198
6.50%, 03/15/21 (Call 03/15/17)[a]	GBP	100	131,465
Priory Group No. 3 PLC
7.00%, 02/15/18 (Call 02/16/16)[c]	GBP	122	176,571
R&R Ice Cream PLC
5.50%, 05/15/20 (Call 05/15/16)[a]	GBP	150	216,350
Rexam PLC
6.75%, 06/29/67 (Call 06/29/17)[a,b]	EUR	400	431,197
Royal Bank of Scotland Group PLC
3.63%, 03/25/24 (Call 03/25/19)[a,b]	EUR	500	550,746

54

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2016

Security	Principal (000s)		Value

Royal Bank of Scotland PLC (The)
6.93%, 04/09/18	EUR	$1,100	$1,315,671
Silk Bidco AS
7.50%, 02/01/22 (Call 02/01/18)[a]	EUR	200	218,777
Stonegate Pub Co. Financing PLC
5.75%, 04/15/19 (Call 04/15/16)[a]	GBP	200	284,072
Tesco Corporate Treasury Services PLC
1.25%, 11/13/17[a]	EUR	200	216,127
1.38%, 07/01/19[a]	EUR	600	629,402
2.13%, 11/12/20 (Call 08/12/20)[a]	EUR	400	420,580
2.50%, 07/01/24[a]	EUR	400	390,549
Tesco PLC
3.38%, 11/02/18[a]	EUR	400	446,434
6.13%, 02/24/22	GBP	450	661,755
Thomas Cook Finance PLC
6.75%, 06/15/21 (Call 01/15/18)[a]	EUR	200	223,818
7.75%, 06/15/20 (Call 06/15/16)[a]	EUR	300	335,957
Travis Perkins PLC
4.38%, 09/15/21[a]	GBP	200	283,381
Virgin Media Finance PLC
4.50%, 01/15/25 (Call 01/15/20)[a]	EUR	250	254,958
6.38%, 10/15/24 (Call 10/15/19)[a]	GBP	200	283,876
7.00%, 04/15/23 (Call 04/15/18)[a]	GBP	100	147,470
Virgin Media Secured Finance PLC
4.88%, 01/15/27 (Call 01/15/21)[a]	GBP	200	261,609
5.13%, 01/15/25 (Call 01/15/20)[a]	GBP	200	268,870
5.50%, 01/15/21	GBP	400	605,866
5.50%, 01/15/25 (Call 01/15/19)[a]	GBP	180	248,828
6.00%, 04/15/21 (Call 04/15/17)[a]	GBP	450	658,791
6.25%, 03/28/29 (Call 01/15/21)[a]	GBP	200	281,662
Viridian Group FundCo II Ltd.
7.50%, 03/01/20 (Call 09/01/17)[a]	EUR	350	397,432
Vougeot Bidco PLC
7.88%, 07/15/20 (Call 07/15/16)[a]	GBP	200	296,260
Worldpay Finance PLC
3.75%, 11/15/22[a]	EUR	250	272,165

			24,676,478

Security	Principal (000s)		Value

UNITED STATES — 5.88%
Avis Budget Finance PLC
6.00%, 03/01/21 (Call 03/01/16)[a]	EUR	$200	$218,920
Axalta Coating Systems U.S. Holdings Inc./Axalta Coating Systems Dutch Holding BV
5.75%, 02/01/21 (Call 02/29/16)[a]	EUR	100	111,535
Ball Corp.
3.50%, 12/15/20	EUR	200	221,409
4.38%, 12/15/23	EUR	350	387,466
Belden Inc.
5.50%, 04/15/23 (Call 04/15/18)[a]	EUR	300	315,188
Brookfield Office Properties Inc.
4.00%, 04/16/18	CAD	100	70,883
4.30%, 01/17/17	CAD	100	71,149
Celanese U.S. Holdings LLC
3.25%, 10/15/19	EUR	200	219,192
Chemours Co. (The)
6.13%, 05/15/23 (Call 05/15/18)[a]	EUR	200	135,638
Crown European Holdings SA
3.38%, 05/15/25 (Call 11/15/24)[a]	EUR	350	350,381
4.00%, 07/15/22 (Call 04/15/22)[a]	EUR	300	331,194
Darling Global Finance BV
4.75%, 05/30/22 (Call 05/30/18)[a]	EUR	300	306,031
Goodyear Dunlop Tires Europe BV
3.75%, 12/15/23 (Call 12/15/18)[a]	EUR	100	109,403
Hertz Holdings Netherlands BV
4.38%, 01/15/19[a]	EUR	250	270,919
Huntsman International LLC
4.25%, 04/01/25 (Call 01/01/25)[a]	EUR	200	174,460
5.13%, 04/15/21 (Call 01/15/21)	EUR	200	196,722
IMS Health Inc.
4.13%, 04/01/23 (Call 04/01/18)[a]	EUR	150	152,807
Infor U.S. Inc.
5.75%, 05/15/22 (Call 05/15/18)[a]	EUR	200	187,310
International Game Technology PLC
4.13%, 02/15/20 (Call 11/15/19)[a]	EUR	300	322,440
4.75%, 03/05/20[a]	EUR	300	325,950
4.75%, 02/15/23 (Call 08/15/22)[a]	EUR	450	458,959
6.63%, 02/02/18[a]	EUR	300	350,748

55

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2016

Security	Principal or Shares (000s)		Value

Iron Mountain Canada Operations ULC
6.13%, 08/15/21 (Call 08/15/17)	CAD	$100	$72,126
Jarden Corp.
3.75%, 10/01/21[a]	EUR	200	225,683
Kloeckner Pentaplast of America Inc.
7.13%, 11/01/20 (Call 05/01/17)[a]	EUR	150	162,819
MPT Operating Partnership LP/MPT Finance Corp.
4.00%, 08/19/22 (Call 05/19/22)	EUR	300	326,231
PSPC Escrow Corp.
6.00%, 02/01/23 (Call 02/01/18)[a]	EUR	200	172,969
Sealed Air Corp.
4.50%, 09/15/23 (Call 06/15/23)[a]	EUR	200	222,848
TA MFG. Ltd.
3.63%, 04/15/23 (Call 04/15/18)[a]	EUR	200	202,040
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
6.38%, 05/01/22 (Call 01/05/18)[a]	EUR	200	206,550
Valeant Pharmaceuticals International Inc.
4.50%, 05/15/23 (Call 05/15/18)[a]	EUR	800	740,936
VWR Funding Inc.
4.63%, 04/15/22 (Call 04/15/18)[a]	EUR	300	303,598
XPO Logistics Inc.
5.75%, 06/15/21 (Call 12/15/17)[a]	EUR	300	288,678

			8,213,182

TOTAL CORPORATE BONDS & NOTES (Cost: $162,219,324)			135,287,221

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[f,g]		17	17,130

			17,130

Value
TOTAL SHORT-TERM INVESTMENTS (Cost: $17,130)	17,130

TOTAL INVESTMENTS IN SECURITIES — 96.79% (Cost: $162,395,891)	135,304,351
Other Assets, Less Liabilities — 3.21%	4,484,526

NET ASSETS — 100.00%	$139,788,877

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Investments are denominated in U.S. dollars.
[e]	Issuer is in default of interest payments.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

56

Notes to Schedules of Investments (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
Emerging Markets Corporate Bond
Emerging Markets High Yield Bond
Emerging Markets Local Currency Bond
Global High Yield Corporate Bond
International High Yield Bond

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

57

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

58

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3		Total
Emerging Markets Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$21,808,252	$—		$21,808,252
Foreign Government Obligations	—	987,004	—		987,004
Money Market Funds	398,055	—	—		398,055

Total	$398,055	$22,795,256	$—		$23,193,311

Emerging Markets High Yield Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$20,286,830	$—		$20,286,830
Foreign Government Obligations	—	27,468,198	—		27,468,198
Money Market Funds	775,804	—	—		775,804

Total	$775,804	$47,755,028	$—		$48,530,832

Emerging Markets Local Currency Bond
Investments:
Assets:
Foreign Government Obligations	$—	$457,289,534	$—		$457,289,534
Money Market Funds	199,493	—	—		199,493

Total	$199,493	$457,289,534	$—		$457,489,027

Derivative Financial Instruments[b]
Liabilities:
Forward Currency Contracts	$—	$(21,146)	$—		$(21,146)

Total	$—	$(21,146)	$—		$(21,146)

Global High Yield Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$81,367,267	$—		$81,367,267
Money Market Funds	18,773,856	—	—		18,773,856

Total	$18,773,856	$81,367,267	$—		$100,141,123

International High Yield Bond
Investments:
Assets:
Common Stocks	$—	$—	$0	[a]	$0 [a]
Corporate Bonds & Notes	—	135,287,221	0	[a]	135,287,221
Money Market Funds	17,130	—	—		17,130

Total	$17,130	$135,287,221	$0	[a]	$135,304,351

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

59

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of January 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Corporate Bond	$25,418,490	$199,710	$(2,424,889)	$(2,225,179)
Emerging Markets High Yield Bond	55,494,722	458,842	(7,422,732)	(6,963,890)
Emerging Markets Local Currency Bond	554,401,226	2,574,954	(99,487,153)	(96,912,199)
Global High Yield Corporate Bond	111,199,122	286,164	(11,344,163)	(11,057,999)
International High Yield Bond	162,508,671	35,482	(27,239,802)	(27,204,320)

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

60

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

3.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

61

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	March 30, 2016

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	March 30, 2016